UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: SEPTEMBER 30, 2022

Item 1. Report to Shareholders

ANNUAL REPORT September 30, 2022
Biotech ETF	BBH
Digital Assets Mining ETF	DAM
Digital Transformation ETF	DAPP
Energy Income ETF	EINC
Environmental Services ETF	EVX
Gaming ETF	BJK
Pharmaceutical ETF	PPH
Retail ETF	RTH
Semiconductor ETF	SMH
Video Gaming and eSports ETF	ESPO

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of September 30, 2022.

VANECK ETFs

PRESIDENT’S LETTER

September 30, 2022 (unaudited)

Dear Fellow Shareholders:

Back in July, I said that Market Volatility Has One Final Act.1 Stocks and bonds historically do not perform well when the U.S. Federal Reserve (Fed) tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets. If we’re in the last, third act of the play, the third act may last a very long time.

There are three things investors are currently facing, none of which is either particularly positive for financial assets or likely to change soon.

1.	Monetary Policy: Tightening

The typical range for the rate of growth of money supply is in the low single digits. This increased during the global financial crisis and then exploded during the COVID–19 pandemic, but the recent rate of growth of money supply is close to 0%.

Another component to monetary policy is the Fed balance sheet, which is one of the unknowns. After buying bonds during the pandemic, the Fed is now going to start shrinking the balance sheet and selling bonds into the market—one estimate indicates $279B net through the end of the year. The Fed has only shrunk its balance sheet once before, so we are facing a big unknown.

Commodity prices and the Consumer Price Index (CPI) receive much focus, but I think what the Fed is really fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. I think the Fed knows it can’t control oil prices or supply chain directly, but it wants to manage this wage inflation psychology.

Services typically don’t reflect the price of commodities and, this year, we have seen services inflation increase from 3% to 6%. That’s not slowing down, and this is a battle the Fed is fighting that I think will last for an extended period of time.

Last year when my colleagues and I spoke about inflation,2 I had noted that we wouldn’t know about wage inflation until the second half of this year, and now we know. Wage inflation is here. Another factor, which has only happened a couple times in a hundred years, is the pandemic. We don’t know how wage inflation is going to react, because the labor market is still tight in the U.S. and many workers have changed their behaviors and expectations. I think it will take another 6–12 months before we know whether wage inflation will be endemic and how the Fed responds.

2.	Fiscal Tightening: Wage Inflation Is the Real Battle

Nominal wages are increasing, but because of inflation, take-home pay has been negative over the past year. This may result in a midterm effect in which Republicans take one or both houses, which means a higher likelihood of government gridlock. Even if the Democrats win, as Larry Summers pointed out, stimulus spending during the pandemic led to inflation, so we’re unlikely to see another big stimulus spending bill regardless of who controls government.

3.	Global Growth Has Almost Stopped

Looking at global growth today, we see Europe in a recession and China has slowed down. Over the last 20 years, U.S. and China have been the two main pillars of global growth. China is now going to have a much lower GDP growth rate for the foreseeable future. Think about China growth being 2%, not the 6–8% of the past decades. China has anti–business regulatory policies, and there is a decoupling happening, spurred in part by the tariff fight and in part by re–appraisal of supply chain vulnerabilities, which may mean less foreign investment in China. While 2% GDP growth for China will still be a significant contributor to global growth, we may look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I believe that these conditions are going to be sticking around for a while, and what the markets are looking at now is the pressure on corporate profitability. Stocks are down because P/E ratios are down, but earnings

1

VANECK ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

are still flat. We don’t know yet what earnings will be like, so there will be a lot of information for equity investors to gather over the next few quarters. Monetary and fiscal policy, as well as global growth, are all contractionary.

Amidst all this market turbulence, bond investments are now offering attractive yields, so this is our favorite asset class to buy now. (See What to Buy? Bonds. When? Now.)3 Because of higher interest rates, bonds can offer adequate returns like they did in the 1970’s even though that decade was the worst for interest rates in the last 100 years.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find a performance discussion and financial statements for each of the funds for the twelve month period ended September 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck ETF Trust

October 10, 2022

1 Market Volatility Has One Final Act, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-market-volatility-has-one-final-act/.

2 Navigating the Markets: Inflation and the Risks to Goldilocks, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-navigating-the-markets-inflation-and-the-risks-to-goldilocks/.

3 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

2

VANECK ETFs

MANAGEMENT DISCUSSION

September 30, 2022 (unaudited)

Biotech

Biotech stocks had a disappointing 12 months, with the VanEck Biotech ETF losing 30.24%. Having hit a high in early-November 2021, stocks declined through most of the rest of the period to finish at a new low on September 30, 2022. As a speculative sector, the “risk off” environment and general selloff in general, hit biotech stocks hard.

In addition, while, by end-September 2021, the FDA had approved 40 “novel drugs”,1 over the next three months a further 10 were added and the total tally for the year was 50.2 By end-September 2022, down on the previous year at the same time, only some 26 novel drugs had already been approved.3

The three top positive contributions to the Fund’s performance came from: Vertex Pharmaceuticals, Inc. (9.2% of Fund net assets†), Regeneron Pharmaceuticals, Inc. (7.8% of Fund net assets†) and Amgen, Inc. (14.5% of Fund net assets†). The companies that detracted most from performance were: Moderna, Inc. (5.5% of Fund net assets†), Illumina, Inc. (4.4% of Fund net assets†) and Novavax (sold by Fund by period end).

Digital Assets Mining

Over the period from inception (March 7, 2022) to September 30, 2022, the VanEck Digital Assets Mining ETF lost 63.15%. The poor performance of digital assets mining stocks can be ascribed to pervasive negative sentiment in the underlying digital asset space, with lower prices for the most-mined digital asset (Bitcoin). In addition, rising interest rates squeezed not only tech companies, but also the broader growth segment in particular. The dual headwinds of rising cost of capital and falling price of digital assets led to a challenging year for these companies.

The three companies that contributed most to the Fund’s performance were: Applied Blockchain, Inc. (3.9% of Fund net assets†), Bakkt Holdings, Inc. (1.2% of Fund net assets†) and BIGG Digital Assets (sold during the period). The three companies that detracted most from performance were: Northern Data AG (3.7% of Fund net assets†), Mawson Infrastructure Group, Inc. (2.9% of Fund net assets†) and Hut 8 Mining Corp. (5.3% of Fund net assets†).

Digital Transformation

The VanEck Digital Transformation ETF, which traded for the full 12 month period to September 30, 2022, lost 76.33%. As with digital mining stocks, the poor performance of more broadly-based digital transformation stocks can also be ascribed to pervasive negative sentiment in the underlying digital asset space. Rising interest rates also squeezed stocks, not least by raising the cost of capital and reducing the value of future earnings: a challenge for companies that might be both “early stage” and still unprofitable.

The three companies that detracted least from the Fund’s performance were: DMG Blockchain Solutions (sold during the period), EQONEX (sold during the period) and GreenBox (sold during the period). The three companies that detracted most from performance were: Northern Data AG (3.1% of Fund net assets†), Voyager Digital (sold during the period) and Block, Inc. (7.3% of Fund net assets†).

Energy Income

Robust energy commodity prices during the period under review benefited midstream energy companies, including MLPs (master limited partnerships). Despite volatility during the period, both crude oil and natural gas prices remained firm, as did demand. For example, having started the 12 month period at $75.88 a barrel, after a few hiccups on the way, West Texas Intermediate (WTI) ended the period just 4.76% higher at $79.49 a barrel.

For the 12 months ended September 30, 2022, VanEck Energy Income ETF gained 8.79% on a total return basis. The three greatest contributors to performance were all involved, in particular, in the natural gas market: Cheniere Energy, Inc. (8.2% of Fund net assets†), Targa Resources Corp. (4.4% of Fund net assets†) and The Williams Companies, Inc. (5.7% of Fund net assets†). Equitrans Midstream Corp. (2.6% of Fund net

3

VANECK ETFs

MANAGEMENT DISCUSSION (unaudited) (continued)

assets†), Keyera Corp. (4.3% of Fund net assets†), TC Energy Corp. (7.4% of Fund net assets†) detracted the most from overall performance.

Environmental Services

The VanEck Environmental Services ETF had a roller coaster of a year, ending the 12 month period under review with a loss of 8.56%. Having hit a high at in mid-November 2021, environmental stocks then plunged to a low at the end of January 2022, only to rise through the end of April before falling, once again, to a period low in mid-June 2022. Following a peak in mid-August, they took a downward trajectory through the end of September.

Growth in 2021, and through the first three quarters of 2022, was driven, amongst other factors, by: corporations’ increasing commitment to ESG and sustainability, consolidation and M&A activity, sustained interest in both reuse and recycling and last, but not least, by the changing regulatory backdrop. However, the industry also faced headwinds as a result of both supply chain bottlenecks and persistent labor shortages.

The three top positive contributions to the Fund’s performance came from: Vertex Energy, Inc. (2.1% of Fund net assets†), US Ecology (acquired during the period) and Republic Services, Inc. (10.3% of Fund net assets†). The three companies that detracted most from performance were: Ecolab (10.0% of Fund net assets†), Loop Industries (sold by Fund by period end) and Montrose Environmental Group, Inc. (2.9% of Fund net assets†).

Gaming

The VanEck Gaming ETF posted a loss of 31.72% for the 12 month period. Having hit highs towards the end of October 2021, faced by continuing fears of recession and more persistent inflation, gaming stocks declined pretty consistently through the end of September 2022.

In Macau, China, the world’s biggest gaming hub, while the gross revenue from “Games of Fortune” (as the Macau authorities describe them) in November 2021 through to the end of the year rose incrementally,4 except in February 2022, year-on-year monthly revenues were down significantly for 2022 through end-September.5 In contrast, in Nevada, except in July 2022, during the 11 month period through the end of August 2022, each month’s “gaming win”6 was up year-on-year—albeit by less each month as the period progressed.7

The three top positive contributions to the Fund’s performance came from: VICI Properties, Inc. (7.6% of Fund net assets†), Galaxy Entertainment Group Ltd. (6.5% of Fund net assets†) and Sands China Ltd. (4.2% of Fund net assets†). The three companies that detracted most from performance were: Caesars Entertainment, Inc. (3.0% of Fund net assets†), Evolution AB (6.1% of Fund net assets†) and DraftKings, Inc. (4.2% of Fund net assets†).

Pharmaceutical

Despite a 12 month period characterized by a number of distinct peaks and troughs to their returns, pharmaceutical shares had lost a total of 5.91% by September 30, 2022. While not hit as badly as biotech stocks, pharma stock were also affected by rising interest rates, persistent inflation and recessionary fears. In addition, companies saw reduced revenue numbers due both to lower realized prices and unfavorable foreign exchange rates.

The three top positive contributions to the Fund’s performance came from: McKesson Corp. (4.4% of Fund net assets†), Eli Lilly & Co. (5.9% of Fund net assets†) and AbbVie, Inc. (5.5% of Fund net assets†). The three companies that detracted most from performance were: Bausch Health Cos, Inc. (0.7% of Fund net assets†), Catalent, Inc. (2.9% of Fund net assets†) and Elanco Animal Health, Inc. (1.1% of Fund net assets†).

4

Retail

Despite a healthy start to the 12 month period, rising inflation, higher interest rates (which reduce the value of future earnings) and the fears of recession hit retail stocks and towards the end of May, they hit a low. Thereafter, they recovered slightly, but the VanEck Retail ETF had still lost 10.69% by September 30.

The three top positive contributions to the Fund’s performance came from: McKesson Corp. (3.8% of Fund net assets†), AutoZone, Inc. (2.9% of Fund net assets†) and CVS Health Corp. (4.7% of Fund net assets†). The three companies that detracted most from performance were: Amazon.com, Inc. (19.2% of Fund net assets†), Target Corp. (4.3% of Fund net assets†) and JD.com, Inc. (4.2% of Fund net assets†).

Semiconductor

After hitting highs towards the end of 2021, semiconductor stocks declined through the end-June 2022. Thereafter they staged a brief recovery to peak, once again, in mid-August before declining through the end of the 12 month period. By September 30, 2022, the VanEck Semiconductor ETF had lost 27.40%.

In addition to weakening demand, the semiconductor market has also been hit by the continuing trade restrictions between the U.S. and China. The withdrawal of stimulus not only by the Fed, but also by other central banks has been a further headwind for the semiconductor market.

The three top positive contributions to the Fund’s performance came from: Xilinx (acquired during the period), ON Semiconductor Corp. (2.5% of Fund net assets†) and Cadence Design Systems, Inc. (4.0% of Fund net assets†). The three companies that detracted most from performance were: Taiwan Semiconductor Manufacturing Co. Ltd. (11.2% of Fund net assets†), NVIDIA Corp. (8.4% of Fund net assets†) and Intel Corp. (4.7% of Fund net assets†).

Video Games and eSports

Video gaming and esports stocks had a disappointing 12 months, with the VanEck Video Gaming and eSports ETF down 35.42%. In addition to a less then encouraging macro-economic environment, the specifically semiconductor-related Fund companies faced a difficult period of declining demand following one of chip shortages. The market’s aversion to tech stocks did not help either.

The three top positive contributions to the Fund’s performance came from: Zynga (acquired during the period), Capcom Co. Ltd. (3.0% of Fund net assets†) and Nexon Co. Ltd. (4.5% of Fund net assets†). The three companies that detracted most from performance were: Sea Ltd. (4.8% of Fund net assets†), Unity Software, Inc. (4.1% of Fund net assets†) and NVIDIA Corp. (7.9% of Fund net assets†).

† All Fund assets referenced are Total Net Assets as of September 30, 2022.

1 Food & Drug Administration: New Drug Therapy Approvals 2021, May 13, 2022, https://www.fda.gov/drugs/new-drugs-fda-cders-new-molecular-entities-and-new-therapeutic-biological-products/novel-drug-approvals-2021 (Accessed October 7, 2022)

2 Ibid.

3 Food & Drug Administration: New Drug Therapy Approvals 2022, https://www.fda.gov/drugs/new-drugs-fda-cders-new-molecular-entities-and-new-therapeutic-biological-products/novel-drug-approvals-2022 (Accessed October 7, 2022

4 Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/ information/DadosEstat_mensal/2021/index.html

5 Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/ information/DadosEstat_mensal/2022/index.html

6 Or “gross revenue,” defined (in short) as: the total of all:

(a) Cash received as winnings;

5

VANECK ETFs

MANAGEMENT DISCUSSION (unaudited) (continued)

(b) Cash received in payment for credit extended by a licensee to a patron for purposes of gaming; and

(c) Compensation received for conducting any game, or any contest or tournament in conjunction with interactive gaming, in which the licensee is not party to a wager, less the total of all cash paid out as losses to patrons, those amounts paid to fund periodic payments and any other items made deductible as losses by NRS 463.3715. For the purposes of this section, cash or the value of noncash prizes awarded to patrons in a contest or tournament are not losses, except that losses in a contest or tournament conducted in conjunction with an inter-casino linked system may be deducted to the extent of the compensation received for the right to participate in that contest or tournament. For a full definition see Nevada Gaming Control Act, https://www.leg.state.nv.us/NRS/NRS-463.html#NRS463Sec0161

7 Nevada Gaming Control Board: Abbreviated Revenue Release, http://gaming.nv.gov/index.aspx?page=172

6

VANECK BIOTECH ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVBBHTR[1]	SPTR[2]
One Year	(30.21)%	(30.24)%	(30.18)%	(15.47)%
Five Year	1.37%	1.34%	1.50%	9.24%
Ten Year	10.35%	10.34%	10.52%	11.70%

[1]	MVIS® US Listed Biotech 25 Index (MVBBHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the biotech industry.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

7

VANECK DIGITAL ASSETS MINING ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVDAMTR[1]	SPTR[2]
Life*	(63.07)%	(63.15)%	(63.01)%	(13.85)%

*	Inception of Fund: 3/7/22; First Day of Secondary Market Trading: 3/8/22.

[1]	MVIS® Global Digital Assets Mining Index (MVDAMTR) is a rules based, modified market capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the digital asset mining segment.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on 17 for more information.

8

VANECK DIGITAL TRANSFORMATION ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVDAPPTR[1]	SPTR[2]
One Year	(76.39)%	(76.33)%	(77.13)%	(15.47)%
Life*	(72.17)%	(72.14)%	(72.73)%	(7.78)%

*	Inception of Fund: 4/12/21; First Day of Secondary Market Trading: 4/13/21.

[1]	MVIS® Global Digital Assets Equity Index (MVDAPPTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the global digital asset segment.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on 17 for more information.

9

VANECK ENERGY INCOME ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVEINCTG[1]	SPTR[2]
One Year	8.73%	8.79%	9.60%	(15.47)%
Five Year	2.35%	2.30%	2.04%	9.24%
Ten Year	(7.18)%	(7.13)%	(7.10)%	11.70%

[1]	MVIS® North America Energy Infrastructure Index (MVEINCTG) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means to track the overall performance of North American companies involved in the midstream energy segment, which includes MLPs and corporations involved in oil and gas storage and transportation.

Index data prior to December 2, 2019 reflects that of the Solactive High Income MLP Index (the “MLP Index” or “YMLPTR”), a rules-based index designed to provide investors a means of tracking the performance of selected MLPs which are publicly traded on a U.S. securities exchange. All Index history reflects a blend of the performance of the aforementioned Indexes.

VanEck Energy Income ETF (the “Fund”) is the successor to the Yorkville High Income MLP ETF pursuant to a reorganization that took place on February 22, 2016. Prior to that date, the Fund had no investment operations. Accordingly, for periods prior to that date, the Fund performance information is that of the Yorkville High Income MLP ETF.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

10

VANECK ENVIRONMENTAL SERVICES ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	AXENVTR[1]	SPTR[2]
One Year	(8.61)%	(8.56)%	(8.18)%	(15.47)%
Five Year	9.10%	9.21%	9.64%	9.24%
Ten Year	11.14%	11.08%	11.57%	11.70%

[1]	NYSE Arca Environmental Services Index (AXENVTR) is a rules based, modified equal dollar weighted index intended to give investors a means of tracking the overall performance of the common stocks and depositary receipts of U.S. exchange-listed companies involved in environmental services.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

11

VANECK GAMING ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVBJKTR[1]	SPTR[2]
One Year	(32.36)%	(31.72)%	(31.35)%	(15.47)%
Five Year	(3.37)%	(3.25)%	(2.75)%	9.24%
Ten Year	2.26%	2.23%	2.64%	11.70%

[1]	MVIS® Global Gaming Index (MVBJKTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the casino and gaming industry.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

12

VANECK PHARMACEUTICAL ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVPPHTR[1]	SPTR[2]
One Year	(6.10)%	(5.91)%	(6.07)%	(15.47)%
Five Year	4.92%	4.92%	4.73%	9.24%
Ten Year	7.36%	7.35%	7.25%	11.70%

[1]	MVIS® US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the pharmaceutical industry.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

13

VANECK RETAIL ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVRTHTR[1]	SPTR[2]
One Year	(10.60)%	(10.69)%	(10.67)%	(15.47)%
Five Year	14.86%	14.84%	14.78%	9.24%
Ten Year	14.60%	14.58%	14.45%	11.70%

[1]	MVIS® US Listed Retail 25 Index (MVRTHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the retail industry.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

14

VANECK SEMICONDUCTOR ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVSMHTR[1]	SPTR[2]
One Year	(27.40)%	(27.40)%	(27.28)%	(15.47)%
Five Year	16.06%	16.05%	16.09%	9.24%
Ten Year	20.96%	20.96%	20.94%	11.70%

[1]	MVIS® US Listed Semiconductor 25 Index (MVSMHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the semiconductor industry.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

15

VANECK VIDEO GAMING AND ESPORTS ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MVESPOTR[1]	SPTR[2]
One Year	(35.47)%	(35.42)%	(34.71)%	(15.47)%
Life*	8.15%	8.19%	9.18%	8.22%

*	Inception of Fund: 10/16/18; First Day of Secondary Market Trading: 10/17/18.

[1]	MVIS® Global Video Gaming and eSports Index (MVESPOTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in video gaming and eSports.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 17 for more information.

16

VANECK ETFs

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects, if applicable, temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Biotech Index, Digital Assets Mining, Digital Transformation Index, Energy Income, Gaming Index, Pharmaceutical Index, Retail Index, Semiconductor Index and Video Gaming and eSports Index are published by MarketVector Indexes GmbH (MarketVector), which is a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. The Environmental Services Index is published by ICE Data Indices, LLC (ICE Data).

MarketVector, ICE Data, and Solactive are referred to herein as the “Index Providers”. The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

17

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2022 to September 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period April 1, 2022 - September 30, 2022(a)
Biotech ETF
Actual	$1,000.00	$866.40	0.35%	$1.64
Hypothetical (b)	$1,000.00	$1,023.31	0.35%	$1.78
Digital Assets Mining ETF
Actual	$1,000.00	$296.30	0.50%	$1.62
Hypothetical (b)	$1,000.00	$1,022.56	0.50%	$2.54
Digital Transformation ETF
Actual	$1,000.00	$328.80	0.50%	$1.67
Hypothetical (b)	$1,000.00	$1,022.56	0.50%	$2.54
Energy Income ETF
Actual	$1,000.00	$896.40	0.49%	$2.33
Hypothetical (b)	$1,000.00	$1,022.61	0.49%	$2.48
Environmental Services ETF
Actual	$1,000.00	$862.10	0.55%	$2.57
Hypothetical (b)	$1,000.00	$1,022.31	0.55%	$2.79
Gaming ETF
Actual	$1,000.00	$818.40	0.69%	$3.15
Hypothetical (b)	$1,000.00	$1,021.61	0.69%	$3.50
Pharmaceutical ETF
Actual	$1,000.00	$850.90	0.36%	$1.67
Hypothetical (b)	$1,000.00	$1,023.26	0.36%	$1.83
18

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period April 1, 2022 - September 30, 2022(a)
Retail ETF
Actual	$1,000.00	$857.80	0.35%	$1.63
Hypothetical (b)	$1,000.00	$1,023.31	0.35%	$1.78
Semiconductor ETF
Actual	$1,000.00	$687.00	0.35%	$1.48
Hypothetical (b)	$1,000.00	$1,023.31	0.35%	$1.78
Video Gaming and eSports ETF
Actual	$1,000.00	$698.10	0.60%	$2.55
Hypothetical (b)	$1,000.00	$1,022.06	0.60%	$3.04

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended September 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
19

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number
	of Shares	Value
COMMON STOCKS: 99.9%
China: 1.8%
BeiGene Ltd. (ADR) *	55,218	$7,444,491

Germany: 3.7%
BioNTech SE (ADR)	115,487	15,576,886

Ireland: 3.4%
ICON Plc (USD) *	76,597	14,076,997

Switzerland: 1.2%
CRISPR Therapeutics AG (USD) * †	78,052	5,100,698

United States: 89.8%
Alnylam Pharmaceuticals, Inc. *	68,834	13,777,813
Amgen, Inc.	266,686	60,111,024
Argenx SE (ADR) *	49,717	17,552,587
Biogen, Inc. *	97,451	26,019,417
BioMarin Pharmaceutical, Inc. *	138,050	11,702,498
Bio-Techne Corp.	37,319	10,598,596
Charles River Laboratories International, Inc. *	45,306	8,916,221
Exact Sciences Corp. *	127,394	4,139,031
Gilead Sciences, Inc.	600,191	37,025,783
Guardant Health, Inc. *	71,095	3,827,044
Illumina, Inc. *	95,044	18,133,445
Incyte Corp. *	157,415	10,490,136
	Number
	of Shares	Value
United States (continued)
Intellia Therapeutics, Inc. *	62,142	$3,477,466
IQVIA Holdings, Inc. *	100,996	18,294,415
Moderna, Inc. *	192,464	22,758,868
Natera, Inc. *	94,645	4,147,344
QIAGEN NV *	213,927	8,830,907
Regeneron Pharmaceuticals, Inc. *	47,110	32,452,666
Repligen Corp. *	44,011	8,234,898
Seagen, Inc. *	99,020	13,548,907
Vertex Pharmaceuticals, Inc. *	131,220	37,993,439
		372,032,505
Total Common Stocks (Cost: $463,141,907)		414,231,577

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $1,932,533)
State Street Navigator Securities Lending Government Money Market Portfolio	1,932,533	1,932,533
Total Investments: 100.4% (Cost: $465,074,440)		416,164,110
Liabilities in excess of other assets: (0.4)%		(1,859,702)
NET ASSETS: 100.0%		$414,304,408

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,845,637.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	78.0%	$323,319,055
Health Care Services	0.9	3,827,044
Life Sciences Tools & Services	21.1	87,085,478
	100.0%	$414,231,577

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$414,231,577	$—	$—	$414,231,577
Money Market Fund	1,932,533	—	—	1,932,533
Total Investments	$416,164,110	$—	$—	$416,164,110

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

20

VANECK DIGITAL ASSETS MINING ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 7.7%
Iris Energy Ltd. (USD) *	14,417	$59,542
Mawson Infrastructure Group, Inc. (USD) *	81,844	35,316
		94,858
Bermuda: 4.8%
Hive Blockchain Technologies Ltd. (USD) *	15,572	58,551
Canada: 9.7%
Bitfarms Ltd. (USD) *	52,065	54,668
Hut 8 Mining Corp. (USD) *	36,571	65,097
		119,765
China: 10.9%
BC Technology Group Ltd. (HKD) *	38,000	12,294
Canaan, Inc. (ADR) *	21,877	71,757
Ebang International Holdings, Inc. (USD) *	123,120	50,504
		134,555
Germany: 3.7%
Northern Data AG *	3,775	45,822
Hong Kong: 1.4%
Huobi Technology Holdings Ltd. *	36,500	17,358
	Number of Shares	Value
United Kingdom: 4.9%
Argo Blockchain Plc (ADR) *	15,577	$60,283

United States: 56.9%
Applied Blockchain, Inc. *	28,620	48,654
Bakkt Holdings, Inc. *	6,360	14,501
Bit Digital, Inc. *	40,956	49,147
Block, Inc. *	917	50,426
Cipher Mining, Inc. *	41,616	52,436
Cleanspark, Inc. *	14,663	46,628
Coinbase Global, Inc. *	911	58,750
Core Scientific, Inc. *	9,878	12,842
Galaxy Digital Holdings Ltd. (CAD) *	3,724	15,882
Greenidge Generation Holdings, Inc. *	25,826	51,652
Marathon Digital Holdings, Inc. *	7,967	85,327
Riot Blockchain, Inc. *	13,431	94,151
Silvergate Capital Corp. *	709	53,423
Terawulf, Inc. *	53,438	67,332
		701,151
Total Common Stocks (Cost: $2,553,980)		1,232,343
Total Investments: 100.0% (Cost: $2,553,980)		1,232,343
Liabilities in excess of other assets: 0.0%		(504)
NET ASSETS: 100.0%		$1,231,839

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Financials	12.6%	$154,851
Information Technology	87.4	1,077,492
	100.0%	$1,232,343

See Notes to Financial Statements

21

VANECK DIGITAL ASSETS MINING ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$94,858	$—	$—	$94,858
Bermuda	58,551	—	—	58,551
Canada	119,765	—	—	119,765
China	122,261	12,294	—	134,555
Germany	—	45,822	—	45,822
Hong Kong	—	17,358	—	17,358
United Kingdom	60,283	—	—	60,283
United States	701,151	—	—	701,151
Total Investments	$1,156,869	$75,474	$—	$1,232,343

See Notes to Financial Statements

22

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 3.9%
Iris Energy Ltd. (USD) * †	284,890	$1,176,596
Bermuda: 4.4%
Hive Blockchain Technologies Ltd. (USD) * †	350,117	1,316,440
Canada: 9.1%
Bitfarms Ltd. (USD) * †	1,187,076	1,246,430
Hut 8 Mining Corp. (USD) * †	830,082	1,477,546
		2,723,976
China: 6.0%
BC Technology Group Ltd. (HKD) *	807,000	261,094
Canaan, Inc. (ADR) * †	469,180	1,538,910
		1,800,004
Germany: 4.8%
Bitcoin Group SE	26,521	511,169
Northern Data AG * †	75,610	917,787
		1,428,956
Hong Kong: 2.4%
Huobi Technology Holdings Ltd.*	1,508,000	717,163
Jersey, Channel Islands: 1.6%
Coinshares International Ltd. (SEK) *	139,442	474,568
United Kingdom: 4.1%
Argo Blockchain Plc (ADR) * †	315,473	1,220,881
United States: 63.4%
Applied Blockchain, Inc. *	421,194	716,030
Bakkt Holdings, Inc. * †	444,703	1,013,923
	Number of Shares	Value
United States (continued)
Bit Digital, Inc. * †	467,774	$561,329
Block, Inc. *	39,602	2,177,713
Cipher Mining, Inc. * †	316,077	398,257
Cleanspark, Inc. * †	317,411	1,009,367
Coinbase Global, Inc. *	39,353	2,537,874
Core Scientific, Inc. * †	807,027	1,049,135
Galaxy Digital Holdings Ltd. (CAD) * †	279,392	1,191,541
Marathon Digital Holdings, Inc. * †	172,462	1,847,068
MicroStrategy, Inc. * †	9,980	2,118,355
Riot Blockchain, Inc. * †	281,907	1,976,168
Silvergate Capital Corp. *	26,800	2,019,380
Terawulf, Inc. *	302,787	381,512
		18,997,652
Total Common Stocks (Cost: $62,631,141)		29,856,236

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 28.8%
Money Market Fund: 28.8% (Cost: $8,613,586)
State Street Navigator Securities Lending Government Money Market Portfolio	8,613,586	8,613,586
Total Investments: 128.5% (Cost: $71,244,727)		38,469,822
Liabilities in excess of other assets: (28.5)%		(8,533,801)
NET ASSETS: 100.0%		$29,936,021

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $8,253,281.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	26.9%	$8,009,550
Information Technology	73.1	21,846,686
	100.0%	$29,856,236

See Notes to Financial Statements

23

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,176,596	$—	$—	$1,176,596
Bermuda	1,316,440	—	—	1,316,440
Canada	2,723,976	—	—	2,723,976
China	1,538,910	261,094	—	1,800,004
Germany	—	1,428,956	—	1,428,956
Hong Kong	—	717,163	—	717,163
Jersey, Channel Islands	—	474,568	—	474,568
United Kingdom	1,220,881	—	—	1,220,881
United States	18,997,652	—	—	18,997,652
Money Market Fund	8,613,586	—	—	8,613,586
Total Investments	$35,588,041	$2,881,781	$—	$38,469,822

See Notes to Financial Statements

24

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 75.2%
Energy: 75.2%
Antero Midstream Corp.	100,821	$925,537
Cheniere Energy, Inc.	15,145	2,512,707
CNX Resources Corp. *	40,689	631,900
DT Midstream, Inc.	27,230	1,412,965
Enbridge, Inc.	65,430	2,427,453
EnLink Midstream LLC	69,868	621,126
Equitrans Midstream Corp.	106,979	800,203
Gibson Energy, Inc.	48,062	764,413
Hess Midstream LP	12,303	313,973
Keyera Corp.	64,718	1,332,450
Kinder Morgan, Inc.	122,645	2,040,813
Kinetik Holdings, Inc.	7,723	251,615
ONEOK, Inc.	30,679	1,571,992
Pembina Pipeline Corp.	48,643	1,477,288
Plains GP Holdings LP	58,243	635,431
Targa Resources Corp.	22,229	1,341,298
TC Energy Corp.	56,180	2,263,493
The Williams Companies, Inc.	60,704	1,737,955
Total Common Stocks (Cost: $23,823,175)		23,062,612
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 24.6%
Energy: 24.6%
Crestwood Equity Partners LP	10,140	$281,588
DCP Midstream LP	10,079	378,668
Energy Transfer LP	132,137	1,457,471
Enterprise Products Partners LP	57,496	1,367,255
Genesis Energy LP	10,092	92,846
Holly Energy Partners LP	5,125	84,101
Magellan Midstream Partners LP	25,521	1,212,503
MPLX LP	39,697	1,191,307
NuStar Energy LP	9,229	124,591
Plains All American Pipeline LP	52,007	547,114
Shell Midstream Partners LP	15,938	251,980
Western Midstream Partners LP	22,228	559,256
Total Master Limited Partnerships (Cost: $7,147,758)		7,548,680
Total Investments: 99.8% (Cost: $30,970,933)		30,611,292
Other assets less liabilities: 0.2%		64,298
NET ASSETS: 100.0%		$30,675,590

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$30,611,292

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$23,062,612	$—	$—	$23,062,612
Master Limited Partnerships *	7,548,680	—	—	7,548,680
Total Investments	$30,611,292	$—	$—	$30,611,292

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

25

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 6.5%
GFL Environmental, Inc. (USD) †	87,624	$2,216,011
Li-Cycle Holdings Corp. (USD) *	421,086	2,240,178
		4,456,189
United States: 93.5%
ABM Industries, Inc.	61,160	2,338,147
Aris Water Solution, Inc. †	98,158	1,252,496
Casella Waste Systems, Inc. *	30,117	2,300,638
CECO Environmental Corp. *	163,402	1,446,108
Clean Harbors, Inc. *	20,849	2,292,973
Darling Ingredients, Inc. *	33,088	2,188,771
Donaldson Co., Inc.	47,520	2,328,955
Ecolab, Inc.	47,071	6,797,994
Energy Recovery, Inc. *	98,011	2,130,759
Evoqua Water Technologies Corp. *	66,922	2,213,110
Heritage-Crystal Clean, Inc. *	47,788	1,413,091
Montrose Environmental Group, Inc. * †	58,912	1,982,389
PureCycle Technologies, Inc. * †	260,775	2,104,454
Republic Services, Inc.	51,353	6,986,062
	Number of Shares	Value
United States (continued)
Schnitzer Steel Industries, Inc.	47,280	$1,345,589
Stericycle, Inc. *	50,012	2,106,005
STERIS Plc	13,170	2,189,908
Tennant Co.	39,979	2,261,212
Tetra Tech, Inc.	18,724	2,406,596
Vertex Energy, Inc. * †	229,076	1,427,143
Waste Connections, Inc.	51,345	6,938,250
Waste Management, Inc.	43,861	7,026,971
		63,477,621
Total Common Stocks (Cost: $72,747,210)		67,933,810

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7%
Money Market Fund: 1.7% (Cost: $1,158,958)
State Street Navigator Securities Lending Government Money Market Portfolio	1,158,958	1,158,958
Total Investments: 101.7% (Cost: $73,906,168)		69,092,768
Liabilities in excess of other assets: (1.7)%		(1,177,981)
NET ASSETS: 100.0%		$67,914,787

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,660,485.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	3.2%	$2,188,771
Energy	2.1	1,427,143
Health Care	3.2	2,189,908
Industrials	76.4	51,879,951
Materials	15.1	10,248,037
	100.0%	$67,933,810

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$67,933,810	$—	$—	$67,933,810
Money Market Fund	1,158,958	—	—	1,158,958
Total Investments	$69,092,768	$—	$—	$69,092,768

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

26

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 11.7%
Aristocrat Leisure Ltd.	194,620	$4,125,044
Lottery Corp. Ltd. *	724,017	1,950,336
Star Entertainment Group Ltd. * †	317,619	527,000
Tabcorp Holdings Ltd.	788,993	475,587
		7,077,967
Cambodia: 0.7%
NagaCorp Ltd. (HKD) *	633,741	415,036
China: 7.9%
Galaxy Entertainment Group Ltd. (HKD)	671,240	3,945,349
Melco Resorts & Entertainment Ltd. (ADR) *	76,956	510,218
SJM Holdings Ltd. (HKD) * †	829,500	308,055
		4,763,622
France: 2.3%
La Francaise des Jeux SAEM 144A	47,792	1,417,119
Greece: 1.5%
OPAP SA	76,521	917,300
Ireland: 7.9%
Flutter Entertainment Plc *	43,487	4,791,687
Japan: 1.5%
Heiwa Corp. †	25,800	399,005
Sankyo Co. Ltd.	17,179	520,068
		919,073
Malaysia: 4.8%
Genting Bhd	915,500	880,996
Genting Malaysia Bhd	1,205,098	722,149
Genting Singapore Ltd. (SGD)	2,366,200	1,287,080
		2,890,225
Malta: 0.9%
Kindred Group Plc (SEK) (SDR)	71,018	532,180
New Zealand: 0.6%
SkyCity Entertainment Group Ltd. *	217,776	334,271
South Korea: 1.4%
Kangwon Land, Inc. *	52,640	859,427
	Number of Shares	Value
Sweden: 6.1%
Evolution AB 144A	46,827	$3,701,610
United Kingdom: 4.5%
Entain Plc	179,262	2,142,857
Playtech Plc*	113,709	556,966
		2,699,823
United States: 48.3%
Boyd Gaming Corp.	27,180	1,295,127
Caesars Entertainment, Inc. *	57,229	1,846,207
Churchill Downs, Inc.	9,904	1,823,822
DraftKings, Inc. * †	166,483	2,520,553
Gaming and Leisure Properties, Inc.	58,441	2,585,430
International Game Technology Plc†	43,025	679,795
Las Vegas Sands Corp. *	114,980	4,314,050
Light & Wonder, Inc. *	23,997	1,028,991
MGM Resorts International	95,845	2,848,513
Penn Entertainment, Inc. *	37,031	1,018,723
Sands China Ltd. (HKD) *	1,012,400	2,521,025
VICI Properties, Inc.	153,764	4,589,855
Wynn Macau Ltd. (HKD) * †	502,000	319,962
Wynn Resorts Ltd. * †	29,880	1,883,336
		29,275,389
Total Common Stocks
(Cost: $89,255,676)		60,594,729

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $393)
State Street Navigator Securities Lending Government Money Market Portfolio	393	393
Total Investments: 100.1% (Cost: $89,256,069)		60,595,122
Liabilities in excess of other assets: (0.1)%		(32,774)
NET ASSETS: 100.0%		$60,562,348

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,700,786.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $5,118,729, or 8.5% of net assets.

See Notes to Financial Statements

27

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	88.2%	$53,419,444
Real Estate	11.8	7,175,285
	100.0%	$60,594,729

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,077,967	$—	$7,077,967
Cambodia	—	415,036	—	415,036
China	510,218	4,253,404	—	4,763,622
France	—	1,417,119	—	1,417,119
Greece	—	917,300	—	917,300
Ireland	—	4,791,687	—	4,791,687
Japan	—	919,073	—	919,073
Malaysia	—	2,890,225	—	2,890,225
Malta	—	532,180	—	532,180
New Zealand	—	334,271	—	334,271
South Korea	—	859,427	—	859,427
Sweden	—	3,701,610	—	3,701,610
United Kingdom	—	2,699,823	—	2,699,823
United States	26,434,402	2,840,987	—	29,275,389
Money Market Fund	393	—	—	393
Total Investments	$26,945,013	$33,650,109	$—	$60,595,122

See Notes to Financial Statements

28

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 99.7%
Denmark: 5.0%
Novo Nordisk A/S (ADR)	262,689	$26,171,705
France: 4.4%
Sanofi (ADR)	612,395	23,283,258
Israel: 3.0%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,939,004	15,647,762
Japan: 4.6%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,862,022	24,150,426
Switzerland: 4.9%
Novartis AG (ADR)	340,215	25,859,742
United Kingdom: 14.2%
AstraZeneca Plc (ADR)	460,336	25,244,826
GSK Plc (ADR)	787,027	23,162,205
Haleon Plc (ADR) * †	4,236,499	25,800,279
		74,207,310
United States: 63.6%
AbbVie, Inc.	214,961	28,849,916
AmerisourceBergen Corp.	167,641	22,686,857
Bausch Health Cos, Inc. * †	559,796	3,856,994
Bristol-Myers Squibb Co.	400,480	28,470,123
Catalent, Inc. *	207,015	14,979,605
Elanco Animal Health, Inc. *	470,331	5,836,808
Eli Lilly & Co.	94,890	30,682,682
	Number of Shares	Value
United States (continued)
Jazz Pharmaceuticals Plc *	94,511	$12,597,371
Johnson & Johnson	296,817	48,488,025
McKesson Corp.	67,536	22,953,460
Merck & Co., Inc.	316,994	27,299,523
Organon & Co.	413,778	9,682,405
Patterson Companies, Inc.	111,505	2,678,350
Perrigo Co. Plc	168,269	6,000,473
Pfizer, Inc.	641,720	28,081,667
Viatris, Inc.	1,972,774	16,808,035
Zoetis, Inc.	154,511	22,912,436
		332,864,730
Total Common Stocks (Cost: $609,426,049)		522,184,933

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.8%
Money Market Fund: 8.8% (Cost: $46,183,116)
State Street Navigator Securities Lending Government Money Market Portfolio	46,183,116	46,183,116
Total Investments: 108.5% (Cost: $655,609,165)		568,368,049
Liabilities in excess of other assets: (8.5)%		(44,629,656)
NET ASSETS: 100.0%		$523,738,393

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $45,736,922.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.5%	$28,849,916
Health Care Distributors	9.3	48,318,667
Personal Products	4.9	25,800,279
Pharmaceuticals	80.3	419,216,071
	100.0%	$522,184,933

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$522,184,933	$—	$—	$522,184,933
Money Market Fund	46,183,116	—	—	46,183,116
Total Investments	$568,368,049	$—	$—	$568,368,049

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

29

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 4.2%
JD.com, Inc. (ADR)	124,538	$6,264,261
United States: 95.8%
Amazon.com, Inc. *	255,975	28,925,175
AmerisourceBergen Corp.	18,186	2,461,111
AutoZone, Inc. *	2,023	4,333,124
Bath & Body Works, Inc.	21,375	696,825
Best Buy Co., Inc.	20,742	1,313,798
Cardinal Health, Inc.	26,304	1,753,951
Costco Wholesale Corp.	24,356	11,502,608
CVS Health Corp.	74,070	7,064,056
Dollar General Corp.	21,113	5,064,164
Dollar Tree, Inc. *	23,580	3,209,238
Lowe’s Companies, Inc.	41,162	7,730,635
Lululemon Athletica, Inc. *	11,805	3,300,206
McKesson Corp.	16,816	5,715,254
O’Reilly Automotive, Inc. *	7,871	5,536,068
Ross Stores, Inc.	35,530	2,994,113
Sysco Corp.	57,733	4,082,300
Target Corp.	43,664	6,479,301
The Home Depot, Inc.	52,939	14,607,988
The Kroger Co.	68,021	2,975,919
	Number of Shares	Value
United States (continued)
The TJX Companies, Inc.	113,264	$7,035,960
Ulta Beauty, Inc. *	6,006	2,409,547
Walgreens Boots Alliance, Inc.	80,892	2,540,009
Walmart, Inc.	94,164	12,213,071
Wayfair, Inc. * †	4,718	153,571
		144,097,992
Total Common Stocks (Cost: $180,242,064)		150,362,253

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $443)
State Street Navigator Securities Lending Government Money Market Portfolio	443	443
Total Investments: 100.0% (Cost: $180,242,507)		150,362,696
Other assets less liabilities: 0.0%		69,396
NET ASSETS: 100.0%		$150,432,092

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $145,889.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	66.5%	$100,053,974
Consumer Staples	22.2	33,313,907
Health Care	11.3	16,994,372
	100.0%	$150,362,253

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$150,362,253	$—	$—	$150,362,253
Money Market Fund	443	—	—	443
Total Investments	$150,362,696	$—	$—	$150,362,696

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

30

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 100.0%
Netherlands: 8.6%
ASML Holding N.V. (USD)	667,101	$277,080,400
NXP Semiconductors N.V. (USD)	1,420,411	209,524,827
		486,605,227
Switzerland: 2.2%
STMicroelectronics N.V. (USD) †	4,005,888	123,942,175
Taiwan: 11.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,240,040	633,497,142
United States: 77.9%
Advanced Micro Devices, Inc. *	3,994,330	253,080,749
Analog Devices, Inc.	1,899,077	264,617,389
Applied Materials, Inc.	3,112,790	255,030,885
Broadcom, Inc.	629,528	279,516,727
Cadence Design Systems, Inc. *	1,362,872	222,734,171
Intel Corp.	10,374,882	267,360,709
KLA Corp.	797,694	241,406,135
Lam Research Corp.	662,486	242,469,876
Marvell Technology, Inc.	4,304,353	184,699,787
Microchip Technology, Inc.	2,988,464	182,385,958
Micron Technology, Inc.	5,203,462	260,693,446
	Number of Shares	Value
United States (continued)
Monolithic Power Systems, Inc.	256,464	$93,199,018
NVIDIA Corp.	3,888,120	471,978,887
ON Semiconductor Corp. *	2,218,432	138,274,867
Qorvo, Inc. *	513,563	40,782,038
Qualcomm, Inc.	2,472,711	279,366,889
Skyworks Solutions, Inc.	925,731	78,937,082
Synopsys, Inc. *	794,012	242,578,606
Teradyne, Inc.	848,033	63,729,680
Texas Instruments, Inc.	1,917,663	296,815,879
Universal Display Corp.	262,281	24,746,212
		4,384,404,990
Total Common Stocks (Cost: $9,059,409,912)		5,628,449,534

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $502,216)
State Street Navigator Securities Lending Government Money Market Portfolio	502,216	502,216
Total Investments: 100.0% (Cost: $9,059,912,128)		5,628,951,750
Other assets less liabilities: 0.0%		2,649,152
NET ASSETS: 100.0%		$5,631,600,902

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $476,476.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	8.3%	$465,312,777
Semiconductor Equipment	19.1	1,079,716,976
Semiconductors	72.6	4,083,419,781
	100.0%	$5,628,449,534

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$5,628,449,534	$—	$—	$5,628,449,534
Money Market Fund	502,216	—	—	502,216
Total Investments	$5,628,951,750	$—	$—	$5,628,951,750

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

31

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 4.6%
Aristocrat Leisure Ltd.	567,899	$12,036,832
China: 16.7%
Bilibili, Inc. (ADR) * †	400,651	6,137,973
Kingsoft Corp. Ltd. (HKD)	1,513,800	4,005,294
NetEase, Inc. (ADR) †	184,300	13,933,080
Tencent Holdings Ltd. (HKD)	589,000	19,893,612
		43,969,959
France: 2.2%
Ubisoft Entertainment SA *	208,562	5,729,468
Japan: 23.5%
Bandai Namco Holdings, Inc.	196,600	12,810,752
Capcom Co. Ltd. †	316,300	7,962,792
Konami Group Corp. †	156,100	7,227,008
Nexon Co. Ltd. †	674,300	11,912,115
Nintendo Co. Ltd.	437,000	17,624,251
Square Enix Holdings Co. Ltd.	96,900	4,176,074
		61,712,992
Poland: 1.1%
CD Projekt SA †	139,488	2,803,419
South Korea: 3.0%
NCSoft Corp.	26,490	6,336,305
Netmarble Corp. 144A	42,505	1,506,918
		7,843,223
Sweden: 2.9%
Embracer Group AB * †	1,275,092	7,557,804
	Number of Shares	Value
Taiwan: 6.8%
Micro-Star International Co. Ltd.	1,571,000	$5,288,178
Sea Ltd. (ADR) * †	223,559	12,530,482
		17,818,660
United States: 39.3%
Activision Blizzard, Inc.	244,432	18,171,075
Advanced Micro Devices, Inc. *	256,986	16,282,633
Electronic Arts, Inc.	116,394	13,467,950
NVIDIA Corp.	170,493	20,696,145
Roblox Corp. * †	329,294	11,801,897
Take-Two Interactive Software, Inc. *	109,073	11,888,957
Unity Software, Inc. * †	336,178	10,710,631
		103,019,288
Total Common Stocks (Cost: $383,158,963)		262,491,645

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.9%
Money Market Fund: 6.9% (Cost: $18,204,917)
State Street Navigator Securities Lending Government Money Market Portfolio	18,204,917	18,204,917
Total Investments: 107.0% (Cost: $401,363,880)		280,696,562
Liabilities in excess of other assets: (7.0)%		(18,432,843)
NET ASSETS: 100.0%		$262,263,719

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $39,137,060.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,506,918, or 0.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	70.3%	$184,666,474
Consumer Discretionary	9.5	24,847,584
Information Technology	20.2	52,977,587
	100.0%	$262,491,645

See Notes to Financial Statements

32

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$12,036,832	$—	$12,036,832
China	20,071,053	23,898,906	—	43,969,959
France	—	5,729,468	—	5,729,468
Japan	—	61,712,992	—	61,712,992
Poland	—	2,803,419	—	2,803,419
South Korea	—	7,843,223	—	7,843,223
Sweden	—	7,557,804	—	7,557,804
Taiwan	12,530,482	5,288,178	—	17,818,660
United States	103,019,288	—	—	103,019,288
Money Market Fund	18,204,917	—	—	18,204,917
Total Investments	$153,825,740	$126,870,822	$—	$280,696,562

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2022

	Biotech ETF	Digital Assets Mining ETF	Digital Transformation ETF	Energy Income ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$414,231,577	$1,232,343	$29,856,236	$30,611,292
Short-term investments held as collateral for securities loaned (3)	1,932,533	—	8,613,586	—
Cash	254,406	62	51,827	—
Cash denominated in foreign currency, at value (4)	—	4	27	—
Receivables:
Investment securities sold	—	—	904	—
Dividends and interest	8,432	—	52,628	72,312
Federal and State income taxes	—	—	—	32,044
Total assets	416,426,948	1,232,409	38,575,208	30,715,648
Liabilities:
Payables:
Investment securities purchased	—	—	12,123	—
Collateral for securities loaned	1,932,533	—	8,613,586	—
Due to Adviser	124,586	570	13,478	11,877
Due to custodian	—	—	—	28,181
Deferred Trustee fees	64,926	—	—	—
Accrued expenses	495	—	—	—
Total liabilities	2,122,540	570	8,639,187	40,058
NET ASSETS	$414,304,408	$1,231,839	$29,936,021	$30,675,590
Shares outstanding	2,946,503	100,000	6,050,000	539,720
Net asset value, redemption and offering price per share	$140.61	$12.32	$4.95	$56.84
Net Assets consist of:
Aggregate paid in capital	$642,671,683	$3,461,613	$110,672,784	$39,356,724
Total distributable earnings (loss)	(228,367,275)	(2,229,774)	(80,736,763)	(8,681,134)
NET ASSETS	$414,304,408	$1,231,839	$29,936,021	$30,675,590
(1) Value of securities on loan	$4,845,637	$—	$8,253,281	$—
(2) Cost of investments - Unaffiliated issuers	$463,141,907	$2,553,980	$62,631,141	$30,970,933
(3) Cost of short-term investments held as collateral for securities loaned	$1,932,533	$—	$8,613,586	$—
(4) Cost of cash denominated in foreign currency	$—	$4	$27	$—

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2022

	Environmental Services ETF	Gaming ETF	Pharmaceutical ETF	Retail ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$67,933,810	$60,594,729	$522,184,933	$150,362,253
Short-term investments held as collateral for securities loaned (3)	1,158,958	393	46,183,116	443
Cash	39	29	711,732	85,735
Cash denominated in foreign currency, at value (4)	—	946,439	—	—
Receivables:
Investment securities sold	12,443,070	—	10,118,257	—
Dividends and interest	51,113	103,782	1,042,981	40,336
Prepaid expenses	2,842	2,841	—	—
Total assets	81,589,832	61,648,213	580,241,019	150,488,767
Liabilities:
Payables:
Investment securities purchased	5,527,442	—	—	—
Shares of beneficial interest redeemed	6,636,764	—	10,118,430	—
Collateral for securities loaned	1,158,958	393	46,183,116	443
Line of credit	264,419	982,488	—	—
Due to Adviser	31,837	26,215	161,830	45,973
Deferred Trustee fees	3,066	7,391	36,037	10,259
Accrued expenses	52,559	69,378	3,213	—
Total liabilities	13,675,045	1,085,865	56,502,626	56,675
NET ASSETS	$67,914,787	$60,562,348	$523,738,393	$150,432,092
Shares outstanding	520,000	1,850,000	7,788,138	971,531
Net asset value, redemption and offering price per share	$130.61	$32.74	$67.25	$154.84
Net Assets consist of:
Aggregate paid in capital	$90,123,727	$111,658,028	$730,571,452	$196,360,240
Total distributable earnings (loss)	(22,208,940)	(51,095,680)	(206,833,059)	(45,928,148)
NET ASSETS	$67,914,787	$60,562,348	$523,738,393	$150,432,092
(1) Value of securities on loan	$4,660,485	$3,700,786	$45,736,922	$145,889
(2) Cost of investments - Unaffiliated issuers	$72,747,210	$89,255,676	$609,426,049	$180,242,064
(3) Cost of short-term investments held as collateral for securities loaned	$1,158,958	$393	$46,183,116	$443
(4) Cost of cash denominated in foreign currency	$—	$1,014,528	$—	$—

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2022

	Semiconductor ETF	Video Gaming and eSports ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$5,628,449,534	$262,491,645
Short-term investments held as collateral for securities loaned (3)	502,216	18,204,917
Cash	227	6,046
Cash denominated in foreign currency, at value (4)	—	4
Receivables:
Investment securities sold	347,820,609	—
Shares of beneficial interest sold	9,400,860	1,644
Dividends and interest	5,373,979	362,223
Prepaid expenses	—	7,079
Total assets	5,991,547,425	281,073,558
Liabilities:
Payables:
Investment securities purchased	9,400,557	—
Shares of beneficial interest redeemed	347,831,838	—
Collateral for securities loaned	502,216	18,204,917
Line of credit	295,525	380,664
Due to Adviser	1,811,099	124,878
Deferred Trustee fees	97,455	8,715
Accrued expenses	7,833	90,665
Total liabilities	359,946,523	18,809,839
NET ASSETS	$5,631,600,902	$262,263,719
Shares outstanding	30,420,937	6,450,000
Net asset value, redemption and offering price per share	$185.12	$40.66
Net Assets consist of:
Aggregate paid in capital	$9,489,700,981	$409,835,573
Total distributable earnings (loss)	(3,858,100,079)	(147,571,854)
NET ASSETS	$5,631,600,902	$262,263,719
(1) Value of securities on loan	$476,476	$39,137,060
(2) Cost of investments - Unaffiliated issuers	$9,059,409,912	$383,158,963
(3) Cost of short-term investments held as collateral for securities loaned	$502,216	$18,204,917
(4) Cost of cash denominated in foreign currency	$—	$4

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2022

	Biotech ETF	Digital Assets Mining ETF (a)	Digital Transformation ETF	Energy Income ETF
Income:
Dividends	$3,824,471	$—	$1,954	$780,757
Interest	—	—	—	20
Securities lending income	19,329	—	1,290,925	—
Foreign taxes withheld	(75,309)	—	(287)	(73,003)
Total income	3,768,491	—	1,292,592	707,774
Expenses:
Management fees	1,707,698	5,126	232,411	131,441
Interest and taxes	2,177	—	2,265	7,448
Total expenses	1,709,875	5,126	234,676	138,889
Net investment income (loss)	2,058,616	(5,126)	1,057,916	568,885

Net realized gain (loss) on:
Investments	(72,948,984)	(904,871)	(42,077,137)	1,017,958
In-kind redemptions	20,504,756	—	(1,530,459)	1,248,074
Foreign currency transactions and foreign denominated assets and liabilities	—	147	(16,493)	(436)
Net realized gain (loss)	(52,444,228)	(904,724)	(43,624,089)	2,265,596

Net change in unrealized appreciation (depreciation) on:
Investments	(130,892,741)	(1,321,637)	(23,668,498)	(1,866,240)
Foreign currency translations and foreign denominated assets and liabilities	—	—	(24)	(959)
Net change in unrealized appreciation (depreciation)	(130,892,741)	(1,321,637)	(23,668,522)	(1,867,199)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(181,278,353)	$(2,231,487)	$(66,234,695)	$967,282

(a)	For the period March 8, 2022 (commencement of operations) through September 30, 2022.

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2022

	Environmental Services ETF	Gaming ETF	Pharmaceutical ETF	Retail ETF
Income:
Dividends	$569,101	$1,071,484	$9,127,002	$2,388,203
Interest	280	57	867	300
Securities lending income	115,503	29,831	128,651	3,202
Foreign taxes withheld	(8,170)	(28,801)	(332,499)	—
Total income	676,714	1,072,571	8,924,021	2,391,705
Expenses:
Management fees	360,586	420,428	1,489,021	691,330
Professional fees	35,638	43,014	—	—
Custody and accounting fees	24,666	31,528	—	—
Reports to shareholders	14,510	20,191	—	—
Trustees’ fees and expenses	1,455	1,671	—	—
Registration fees	6,482	3,910	—	—
Insurance	2,762	4,181	—	—
Interest and taxes	812	10,880	22,619	1,581
Other	566	8,703	—	—
Total expenses	447,477	544,506	1,511,640	692,911
Waiver of management fees	(50,019)	—	—	—
Net expenses	397,458	544,506	1,511,640	692,911
Net investment income	279,256	528,065	7,412,381	1,698,794

Net realized gain (loss) on:
Investments	(4,095,476)	(7,928,657)	(33,820,073)	(5,627,678)
In-kind redemptions	10,447,365	4,844,966	48,141,710	10,160,833
Foreign currency transactions and foreign denominated assets and liabilities	4	(20,088)	—	—
Net realized gain (loss)	6,351,893	(3,103,779)	14,321,637	4,533,155

Net change in unrealized appreciation (depreciation) on:
Investments	(13,919,150)	(29,359,063)	(79,556,497)	(26,338,540)
Foreign currency translations and foreign denominated assets and liabilities	—	(70,865)	—	—
Net change in unrealized appreciation (depreciation)	(13,919,150)	(29,429,928)	(79,556,497)	(26,338,540)
Net Decrease in Net Assets Resulting from Operations	$(7,288,001)	$(32,005,642)	$(57,822,479)	$(20,106,591)

See Notes to Financial Statements

38

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2022

	Semiconductor ETF	Video Gaming and eSports ETF
Income:
Dividends	$93,494,943	$5,155,205
Interest	11,854	—
Securities lending income	106,711	173,032
Foreign taxes withheld	(4,993,551)	(389,423)
Total income	88,619,957	4,938,814
Expenses:
Management fees	25,764,670	2,280,361
Professional fees	—	67,971
Custody and accounting fees	—	54,017
Reports to shareholders	—	60,150
Trustees’ fees and expenses	—	17,605
Registration fees	—	7,304
Insurance	—	10,368
Interest and taxes	46,782	51,558
Other	—	11,514
Total expenses	25,811,452	2,560,848
Waiver of management fees	—	(886)
Net expenses	25,811,452	2,559,962
Net investment income	62,808,505	2,378,852

Net realized gain (loss) on:
Investments	(358,331,936)	(30,864,793)
In-kind redemptions	1,015,379,556	42,300,181
Foreign currency transactions and foreign denominated assets and liabilities	—	(126,056)
Net realized gain	657,047,620	11,309,332

Net change in unrealized appreciation (depreciation) on:
Investments	(3,277,654,394)	(172,499,427)
Foreign currency translations and foreign denominated assets and liabilities	—	(17,000)
Net change in unrealized appreciation (depreciation)	(3,277,654,394)	(172,516,427)
Net Decrease in Net Assets Resulting from Operations	$(2,557,798,269)	$(158,828,243)

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Digital Assets Mining ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2022 (a)

Operations:
Net investment income (loss)	$2,058,616	$1,199,758	$(5,126)
Net realized gain (loss)	(52,444,228)	79,266,644	(904,724)
Net change in unrealized appreciation (depreciation)	(130,892,741)	36,737,909	(1,321,637)
Net increase (decrease) in net assets resulting from operations	(181,278,353)	117,204,311	(2,231,487)
Distributions to shareholders from:
Distributable earnings	(1,180,281)	(1,699,994)	—

Share transactions*:
Proceeds from sale of shares	91,504,466	219,670,586	3,463,326
Cost of shares redeemed	(84,861,837)	(230,504,701)	—
Increase (decrease) in net assets resulting from share transactions	6,642,629	(10,834,115)	3,463,326
Total increase (decrease) in net assets	(175,816,005)	104,670,202	1,231,839
Net Assets, beginning of period	590,120,413	485,450,211	—
Net Assets, end of period	$414,304,408	$590,120,413	$1,231,839
*Shares of Common Stock Issued (no par value)
Shares sold	575,000	1,150,000	100,000
Shares redeemed	(550,000)	(1,225,000)	—
Net increase (decrease)	25,000	(75,000)	100,000

(a)	For the period March 8, 2022 (commencement of operations) through September 30, 2022.

See Notes to Financial Statements

40

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital Transformation ETF		Energy Income ETF
	Year Ended September 30, 2022	Period Ended September 30, 2021 (a)	Year Ended September 30, 2022	Year Ended September 30, 2021

Operations:
Net investment income	$1,057,916	$2,922	$568,885	$597,470
Net realized gain (loss)	(43,624,089)	(2,316,643)	2,265,596	1,631,575
Net change in unrealized appreciation (depreciation)	(23,668,522)	(9,106,406)	(1,867,199)	10,387,964
Net increase (decrease) in net assets resulting from operations	(66,234,695)	(11,420,127)	967,282	12,617,009
Distributions to shareholders from:
Distributable earnings	(4,600,120)	—	(502,535)	(659,351)
Return of capital	—	—	(607,866)	(850,413)
Total distributions	(4,600,120)	—	(1,110,401)	(1,509,764)

Share transactions*:
Proceeds from sale of shares	61,030,371	58,233,162	12,633,846	2,332,086
Cost of shares redeemed	(5,876,037)	(1,196,533)	(5,671,728)	(9,804,516)
Increase (decrease) in net assets resulting from share transactions	55,154,334	57,036,629	6,962,118	(7,472,430)
Total increase (decrease) in net assets	(15,680,481)	45,616,502	6,818,999	3,634,815
Net Assets, beginning of period	45,616,502	—	23,856,591	20,221,776
Net Assets, end of period	$29,936,021	$45,616,502	$30,675,590	$23,856,591
*Shares of Common Stock Issued (no par value)
Shares sold	4,675,000	2,050,000	200,000	50,000
Shares redeemed	(625,000)	(50,000)	(100,000)	(200,000)
Net increase (decrease)	4,050,000	2,000,000	100,000	(150,000)

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.

See Notes to Financial Statements

41

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Environmental Services ETF		Gaming ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021

Operations:
Net investment income	$279,256	$135,228	$528,065	$376,153
Net realized gain (loss)	6,351,893	8,224,962	(3,103,779)	12,044,047
Net change in unrealized appreciation (depreciation)	(13,919,150)	6,390,584	(29,429,928)	(2,950,274)
Net increase (decrease) in net assets resulting from operations	(7,288,001)	14,750,774	(32,005,642)	9,469,926
Distributions to shareholders from:
Distributable earnings	(200,016)	(124,993)	(725,005)	(349,965)

Share transactions*:
Proceeds from sale of shares	39,446,432	40,559,653	6,562,409	90,865,077
Cost of shares redeemed	(31,337,177)	(18,707,729)	(31,658,817)	(36,388,492)
Increase (decrease) in net assets resulting from share transactions	8,109,255	21,851,924	(25,096,408)	54,476,585
Total increase (decrease) in net assets	621,238	36,477,705	(57,827,055)	63,596,546
Net Assets, beginning of year	67,293,549	30,815,844	118,389,403	54,792,857
Net Assets, end of year	$67,914,787	$67,293,549	$60,562,348	$118,389,403
*Shares of Common Stock Issued (no par value)
Shares sold	270,000	300,000	150,000	1,775,000
Shares redeemed	(220,000)	(140,000)	(750,000)	(725,000)
Net increase (decrease)	50,000	160,000	(600,000)	1,050,000

See Notes to Financial Statements

42

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Pharmaceutical ETF		Retail ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021

Operations:
Net investment income	$7,412,381	$4,717,616	$1,698,794	$1,987,122
Net realized gain	14,321,637	16,088,881	4,533,155	54,787,974
Net change in unrealized appreciation (depreciation)	(79,556,497)	20,215,746	(26,338,540)	(23,437,570)
Net increase (decrease) in net assets resulting from operations	(57,822,479)	41,022,243	(20,106,591)	33,337,526
Distributions to shareholders from:
Distributable earnings	(6,817,403)	(4,063,401)	(1,850,009)	(1,274,964)

Share transactions*:
Proceeds from sale of shares	723,658,357	506,408,386	67,184,294	278,009,892
Cost of shares redeemed	(454,218,449)	(459,578,185)	(134,470,494)	(252,249,346)
Increase (decrease) in net assets resulting from share transactions	269,439,908	46,830,201	(67,286,200)	25,760,546
Total increase (decrease) in net assets	204,800,026	83,789,043	(89,242,800)	57,823,108
Net Assets, beginning of year	318,938,367	235,149,324	239,674,892	181,851,784
Net Assets, end of year	$523,738,393	$318,938,367	$150,432,092	$239,674,892
*Shares of Common Stock Issued (no par value)
Shares sold	9,450,000	7,300,000	350,000	1,600,000
Shares redeemed	(6,050,000)	(6,700,000)	(750,000)	(1,450,000)
Net increase (decrease)	3,400,000	600,000	(400,000)	150,000

See Notes to Financial Statements

43

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Semiconductor ETF		Video Gaming and eSports ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021

Operations:
Net investment income	$62,808,505	$34,765,102	$2,378,852	$441,491
Net realized gain	657,047,620	1,661,280,446	11,309,332	97,749,751
Net change in unrealized appreciation (depreciation)	(3,277,654,394)	(254,053,014)	(172,516,427)	(77,257,187)
Net increase (decrease) in net assets resulting from operations	(2,557,798,269)	1,441,992,534	(158,828,243)	20,934,055
Distributions to shareholders from:
Distributable earnings	(38,500,125)	(29,249,241)	(20,504,040)	(870,225)

Share transactions*:
Proceeds from sale of shares	29,465,480,838	15,625,608,376	24,147,755	266,565,899
Cost of shares redeemed	(27,175,192,549)	(13,747,005,339)	(213,552,026)	(177,196,989)
Increase (decrease) in net assets resulting from share transactions	2,290,288,289	1,878,603,037	(189,404,271)	89,368,910
Total increase (decrease) in net assets	(306,010,105)	3,291,346,330	(368,736,554)	109,432,740
Net Assets, beginning of year	5,937,611,007	2,646,264,677	631,000,273	521,567,533
Net Assets, end of year	$5,631,600,902	$5,937,611,007	$262,263,719	$631,000,273
*Shares of Common Stock Issued (no par value)
Shares sold	116,050,000	66,350,000	400,000	3,850,000
Shares redeemed	(108,800,000)	(58,350,000)	(3,650,000)	(2,650,000)
Net increase (decrease)	7,250,000	8,000,000	(3,250,000)	1,200,000

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Biotech ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$201.99	$162.01	$118.04	$136.11	$134.17
Net investment income (a)	0.69	0.42	0.59	0.39	0.52
Net realized and unrealized gain (loss) on investments	(61.67)	40.17	43.85	(17.91)	2.10 (b)
Total from investment operations	(60.98)	40.59	44.44	(17.52)	2.62
Distributions from:
Net investment income	(0.40)	(0.61)	(0.47)	(0.55)	(0.68)
Net asset value, end of year	$140.61	$201.99	$162.01	$118.04	$136.11
Total return (c)	(30.24)%	25.13%	37.71%	(12.84)%	2.00%

Ratios to average net assets
Gross expenses (d)	0.35%	0.38%	0.39%	0.40%	0.40%
Net expenses (d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.42%	0.23%	0.40%	0.31%	0.41%
Supplemental data
Net assets, end of year (in millions)	$414	$590	$485	$318	$476
Portfolio turnover rate (e)	24%	41%	40%	24%	30%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Assets Mining ETF

	Period Ended September 30, 2022(a)

Net asset value, beginning of period	$33.43
Net investment loss (b)	(0.06)
Net realized and unrealized loss on investments	(21.05)
Total from investment operations	(21.11)
Net asset value, end of period	$12.32
Total return (c)	(63.15	)%(d)

Ratios to average net assets
Expenses	0.50	%(e)
Net investment loss	(0.50	)%(e)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate (f)	39	%(d)

(a)	For the period March 8, 2022 (commencement of operations) through September 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF

	Year Ended September 30, 2022	Period Ended September 30, 2021(a)

Net asset value, beginning of period	$22.81	$35.25
Net investment income (b)	0.26	—	(c)
Net realized and unrealized loss on investments	(16.24)	(12.44)
Total from investment operations	(15.98)	(12.44)
Distributions from:
Net investment income	(1.88)	—
Net asset value, end of period	$4.95	$22.81
Total return (d)	(76.33)%	(35.30	)%(e)

Ratios to average net assets
Expenses	0.50%	0.58	%(f)
Net investment income	2.28%	0.02	%(f)
Supplemental data
Net assets, end of period (in millions)	$30	$46
Portfolio turnover rate (g)	74%	49	%(e)

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Energy Income ETF(a)
	Year Ended September 30,		Period Ended September 30, 2020(b)		Year Ended November 30,
	2022	2021			2019		2018		2017

Net asset value, beginning of year	$54.25	$34.29	$51.20		$58.32		$68.49		$76.29
Net investment income (loss) (c)	1.17	1.15	0.76		(0.39)		0.09		0.42
Net realized and unrealized gain (loss) on investments	3.67	21.90	(15.58)		(1.42)		(4.44)		(2.25)
Total from investment operations	4.84	23.05	(14.82)		(1.81)		(4.35)		(1.83)
Distributions from:
Net investment income	(1.02)	(1.37)	—		(1.77)		—		—
Return of capital	(1.23)	(1.72)	(2.09)		(3.54)		(5.82)		(5.97)
Total distributions	(2.25)	(3.09)	(2.09)		(5.31)		(5.82)		(5.97)
Net asset value, end of year	$56.84	$54.25	$34.29		$51.20		$58.32		$68.49
Total return (d)	8.79%	68.88%	(29.74	)%(e)	(3.66)%		(7.16)%		(2.67)%

Ratios to average net assets
Expenses	0.48%	0.46%	0.45	%(f)(g)	1.41	%(h)	0.73	%(i)	0.86	%(j)
Expenses excluding interest and taxes	0.45%	0.45%	0.45	%(f)(g)	1.41	%(h)	0.73	%(i)	0.86	%(j)
Net investment income (loss)	1.95%	2.43%	2.17	%(f)(k)	(0.68	)%(h)	0.13	%(i)	0.55	%(j)
Supplemental data
Net assets, end of year (in millions)	$31	$24	$20		$52		$45		$64
Portfolio turnover rate (l)	21%	24%	24	%(e)	106%		34%		40%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	The Fund changed its fiscal year-end from November 30 to September 30.
(c)	Calculated based upon average shares outstanding
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been higher.
(h)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(i)	Includes income tax benefit of 0.11% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(j)	Includes income tax expense of 0.04% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(k)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been lower.
(l)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Environmental Services ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$143.18	$99.41	$104.25	$96.64	$86.02
Net investment income (a)	0.56	0.36	0.46	0.46	0.42
Net realized and unrealized gain (loss) on investments	(12.76)	43.80	(4.83)	7.47	10.98
Total from investment operations	(12.20)	44.16	(4.37)	7.93	11.40
Distributions from:
Net investment income	(0.37)	(0.39)	(0.47)	(0.32)	(0.78)
Net asset value, end of year	$130.61	$143.18	$99.41	$104.25	$96.64
Total return (b)	(8.56)%	44.50%	(4.23)%	8.30%	13.36%

Ratios to average net assets
Gross expenses	0.62%	0.71%	0.85%	0.81%	0.98%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.56%
Net expenses excluding interest and taxes	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.39%	0.27%	0.47%	0.47%	0.47%
Supplemental data
Net assets, end of year (in millions)	$68	$67	$31	$36	$24
Portfolio turnover rate (c)	35%	21%	38%	20%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Gaming ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$48.32	$39.14	$36.61	$39.76	$42.61
Net investment income (a)	0.25	0.16	0.51	1.07	1.03
Net realized and unrealized gain (loss) on investments	(15.48)	9.24	3.25	(3.09)	(2.80)
Total from investment operations	(15.23)	9.40	3.76	(2.02)	(1.77)
Distributions from:
Net investment income	(0.35)	(0.22)	(1.23)	(1.13)	(1.08)
Net asset value, end of year	$32.74	$48.32	$39.14	$36.61	$39.76
Total return (b)	(31.72)%	24.06%	10.03%	(4.73)%	(4.51)%

Ratios to average net assets
Gross expenses	0.65%	0.62%	0.92%	0.94%	0.86%
Net expenses	0.65%	0.62%	0.65%	0.66%	0.66%
Net expenses excluding interest and taxes	0.63%	0.62%	0.65%	0.65%	0.65%
Net investment income	0.63%	0.32%	1.41%	2.92%	2.24%
Supplemental data
Net assets, end of year (in millions)	$61	$118	$55	$24	$26
Portfolio turnover rate (c)	16%	20%	29%	20%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

50

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Pharmaceutical ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$72.68	$62.08	$56.93	$64.37	$57.75
Net investment income (a)	1.32	1.29	1.06	1.04	1.01
Net realized and unrealized gain (loss) on investments	(5.44)	10.46	5.14	(7.37)	6.62
Total from investment operations	(4.12)	11.75	6.20	(6.33)	7.63
Distributions from:
Net investment income	(1.31)	(1.15)	(1.05)	(1.11)	(1.01)
Net asset value, end of year	$67.25	$72.68	$62.08	$56.93	$64.37
Total return (b)	(5.91)%	19.10%	11.02%	(9.88)%	13.42%

Ratios to average net assets
Gross expenses (c)	0.36%	0.40%	0.42%	0.43%	0.43%
Net expenses (c)	0.36%	0.35%	0.35%	0.36%	0.36%
Net expenses excluding interest and taxes (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.74%	1.85%	1.74%	1.77%	1.70%
Supplemental data
Net assets, end of year (in millions)	$524	$319	$235	$142	$276
Portfolio turnover rate (d)	23%	20%	18%	21%	18%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Retail ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$174.75	$148.87	$114.49	$111.44	$81.42
Net investment income (a)	1.52	1.54	1.22	1.31	1.13
Net realized and unrealized gain (loss) on investments	(19.92)	25.34	34.25	2.72	30.32
Total from investment operations	(18.40)	26.88	35.47	4.03	31.45
Distributions from:
Net investment income	(1.51)	(1.00)	(1.09)	(0.98)	(1.43)
Net asset value, end of year	$154.84	$174.75	$148.87	$114.49	$111.44
Total return (b)	(10.69)%	18.13%	31.22%	3.82%	39.01%

Ratios to average net assets
Gross expenses (c)	0.35%	0.42%	0.47%	0.48%	0.52%
Net expenses (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.86%	0.92%	0.96%	1.25%	1.15%
Supplemental data
Net assets, end of year (in millions)	$150	$240	$182	$71	$136
Portfolio turnover rate (d)	14%	12%	12%	9%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Semiconductor ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$256.25	$174.43	$119.14	$106.41	$93.34
Net investment income (a)	2.14	1.71	1.88	1.75	1.19
Net realized and unrealized gain (loss) on investments	(71.70)	81.61	55.53	12.62	13.28
Total from investment operations	(69.56)	83.32	57.41	14.37	14.47
Distributions from:
Net investment income	(1.57)	(1.50)	(2.12)	(1.64)	(1.40)
Net asset value, end of year	$185.12	$256.25	$174.43	$119.14	$106.41
Total return (b)	(27.40)%	47.94%	48.60%	14.09%	15.61%

Ratios to average net assets
Gross expenses (c)	0.35%	0.36%	0.37%	0.39%	0.39%
Net expenses (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.85%	0.72%	1.31%	1.68%	1.14%
Supplemental data
Net assets, end of year (in millions)	$5,632	$5,938	$2,646	$1,361	$1,215
Portfolio turnover rate (d)	22%	20%	14%	19%	23%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

53

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF
	Year Ended September 30,
	2022	2021	2020	Period Ended September 30, 2019(a)

Net asset value, beginning of period	$65.05	$61.36	$33.74	$30.88
Net investment income (b)	0.31	0.04	0.03	0.12
Net realized and unrealized gain (loss) on investments	(22.47)	3.73	27.67	2.75
Total from investment operations	(22.16)	3.77	27.70	2.87
Distributions from:
Net investment income	(0.05)	(0.08)	(0.08)	(0.01)
Net realized capital gains	(2.18)	—	—	—
Total distributions	(2.23)	(0.08)	(0.08)	(0.01)
Net asset value, end of period	$40.66	$65.05	$61.36	$33.74
Total return (c)	(35.42)%	6.15%	82.25%	9.31	%(d)

Ratios to average net assets
Gross expenses	0.56%	0.55%	0.58%	0.99	%(e)
Net expenses	0.56%	0.55%	0.55%	0.55	%(e)
Net expenses excluding interest and taxes	0.55%	0.55%	0.55%	0.55	%(e)
Net investment income	0.52%	0.06%	0.06%	0.38	%(e)
Supplemental data
Net assets, end of period (in millions)	$262	$631	$522	$39
Portfolio turnover rate (f)	35%	33%	25%	27	%(d)

(a)	For the period October 16, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

54

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Biotech ETF	Non-Diversified
Digital Assets Mining ETF	Non-Diversified
Digital Transformation ETF	Non-Diversified
Energy Income ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Gaming ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Effective December 2, 2019, the Energy Income ETF federal tax status changed from a taxable C-Corporation into a regulated investment company (“RIC”) and the unitary management fee rate changed from 0.82% to 0.45%.

In September 2020, the Board of Trustees (the “Board”) approved changing the Energy Income ETF’s fiscal year-end from November 30 to September 30.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered
55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

as Level 1 in the fair value hierarchy. The Board has designated Van Eck Associates Corporation (the “Adviser”) as valuation designee under Rule 2a-5 to perform the fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements of Rule 2a-5. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Energy Income ETF and Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each
56

business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Master Limited Partnerships— The Energy Income ETF invests a portion of its total assets in Master Limited Partnerships (“MLPs”) receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rent, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The Energy Income ETF invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at September 30, 2022, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Fund’s and other industry sources. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in
57

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2023, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The management fee rates and expense limitations for the year ended September 30, 2022, are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Gaming ETF	0.50	0.65
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
Biotech ETF	0.35%
Digital Assets Mining ETF	0.50
Digital Transformation ETF	0.50
Energy Income ETF	0.45
Pharmaceutical ETF	0.35
Retail ETF	0.35
Semiconductor ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At September 30, 2022, the Adviser owned approximately 40% and 6% of Digital Assets Mining ETF and Digital Transformation ETF, respectively.

Note 4—Capital Share Transactions— As of September 30, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the

58

benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments— For the year ended September 30, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$117,770,197	$115,910,926	$91,487,223	$85,020,607
Digital Assets Mining ETF	706,226	707,477	3,460,105	—
Digital Transformation ETF	34,177,268	37,624,847	60,880,934	5,879,238
Energy Income ETF	6,846,671	5,977,567	12,633,381	5,671,560
Environmental Services ETF	25,436,239	25,351,788	39,446,166	31,247,394
Gaming ETF	13,717,141	15,096,787	6,255,855	29,966,996
Pharmaceutical ETF	96,846,652	97,219,317	723,680,323	453,956,747
Retail ETF	27,956,120	28,956,593	67,180,685	133,715,378
Semiconductor ETF	1,602,203,808	1,577,395,571	29,465,105,292	27,170,974,049
Video Gaming and eSports ETF	157,880,642	183,378,521	22,574,938	199,204,661

Note 6—Income Taxes— As of September 30, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$465,890,957	$29,630,721	$(79,357,568)	$(49,726,847)
Digital Assets Mining ETF	2,601,723	20,314	(1,389,694)	(1,369,380)
Digital Transformation ETF	74,547,058	1,138,566	(37,215,802)	(36,077,236)
Energy Income ETF	29,491,825	4,537,046	(3,417,579)	1,119,467
Environmental Services ETF	73,911,077	3,265,495	(8,083,804)	(4,818,309)
Gaming ETF	90,257,140	1,329,956	(30,991,974)	(29,662,018)
Pharmaceutical ETF	655,694,574	3,483,982	(90,810,507)	(87,326,525)
Retail ETF	180,272,435	6,157,318	(36,067,057)	(29,909,739)
Semiconductor ETF	9,063,740,532	–	(3,434,788,782)	(3,434,788,782)
Video Gaming and eSports ETF	408,528,221	6,767,609	(134,599,268)	(127,831,659)

At September 30, 2022, the components of distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Biotech ETF	$1,562,401	$(180,137,903)	$–	$(64,926)	$(49,726,847)	$(228,367,275)
Digital Assets Mining ETF	–	(860,394)	–	–	(1,369,380)	(2,229,774)
Digital Transformation ETF	–	(41,881,018)	(2,778,486)	–	(36,077,259)	(80,736,763)
Energy Income ETF	–	(8,774,807)	–	(1,025,087)	1,118,760	(8,681,134)
Environmental Services ETF	188,917	(17,576,482)	–	(3,066)	(4,818,309)	(22,208,940)
Gaming ETF	219,392	(21,575,131)	–	(7,390)	(29,732,551)	(51,095,680)
59

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Undistributed Ordinary Income	Accumulated Capital Losses/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Pharmaceutical ETF	2,145,862	(121,616,361)	–	(36,035)	(87,326,525)	(206,833,059)
Retail ETF	1,179,229	(17,187,379)	–	(10,259)	(29,909,739)	(45,928,148)
Semiconductor ETF	49,629,257	(472,843,099)	–	(97,455)	(3,434,788,782)	(3,858,100,079)
Video Gaming and eSports ETF	2,251,852	(21,971,978)	–	(8,716)	(127,843,012)	(147,571,854)

*	Post-October losses represent certain ordinary, specified and/or capital losses incurred after October 31, 2021. These losses are deemed to arise on the first day of the fund’s next taxable year.

The tax character of dividends paid to shareholders was as follows:

	September 30, 2022			September 30, 2021
Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Ordinary Income*	Return of Capital
Biotech ETF	$1,180,281	$–	$–	$1,699,994	$–
Digital Transformation ETF	4,600,120	–	–	–	–
Energy Income ETF	502,535	–	607,866	659,351	850,413
Environmental Services ETF	200,016	–	–	124,993	–
Gaming ETF	725,005	–	–	349,965	–
Pharmaceutical ETF	6,817,403	–	–	4,063,401	–
Retail ETF	1,850,009	–	–	1,274,964	–
Semiconductor ETF	38,500,125	–	–	29,249,241	–
Video Gaming and eSports ETF	18,473,600	2,030,440	–	870,225	–

*	Includes short-term capital gains (if any).

At September 30, 2022, the following Funds had capital loss carryforwards available to offset future capital gains:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Biotech ETF	$(40,879,490)	$(139,258,413)	$(180,137,903)
Digital Assets Mining ETF	(860,394)	–	(860,394)
Digital Transformation ETF	(35,520,578)	(6,360,440)	(41,881,018)
Environmental Services ETF	(6,982,916)	(10,593,566)	(17,576,482)
Gaming ETF	(5,343,428)	(16,231,703)	(21,575,131)
Pharmaceutical ETF	(13,037,692)	(108,578,669)	(121,616,361)
Retail ETF	(7,086,711)	(10,100,668)	(17,187,379)
Semiconductor ETF	(431,520,562)	(41,322,537)	(472,843,099)
Video Gaming and eSports ETF	(4,035,116)	(17,936,862)	(21,971,978)

At September 30, 2022, Energy Income ETF had the following capital loss carryforwards available to offset future capital gains:

Year of Expiration	Short-Term Capital Losses	Long-Term Capital Losses	Total Capital Losses
9/30/2023	$(6,679,603)	$–	$(6,679,603)
9/30/2024	(1,612,600)	–	(1,612,600)
No Expiration	(482,604)	–	(482,604)
Total	$(8,774,807)	$–	$(8,774,807)
60

During the year ended September 30, 2022, $12,847,636 of Energy Income ETF capital loss carryover available from prior years expired un-utilized. Additionally, Energy Income ETF utilized $972,926 of its capital loss carryovers available from prior years.

During the year ended September 30, 2022, as a result of permanent book to tax differences primarily due to the tax treatment of in-kind redemptions, and the accumulated earnings applicable to the redemption of shares, the Funds incurred differences that affected distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Biotech ETF	$(20,429,718)	$20,429,718
Digital Assets Mining ETF	1,713	(1,713)
Digital Transformation ETF	1,576,918	(1,576,918)
Energy Income ETF	11,616,559	(11,616,559)
Environmental Services ETF	(10,447,230)	10,447,230
Gaming ETF	(4,737,092)	4,737,092
Pharmaceutical ETF	(48,031,735)	48,031,735
Retail ETF	(10,160,833)	10,160,833
Semiconductor ETF	(1,014,075,877)	1,014,075,877
Video Gaming and eSports ETF	(39,770,133)	39,770,133

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2022, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subjected to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese

61

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s Investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by Internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Under normal circumstances, the Energy Income ETF invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Biotech ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through September 30, 2021. Digital Assets Mining ETF, Digital Transformation ETF and Energy Income ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Environmental Services ETF, Gaming ETF, and Video Gaming and eSports ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is

62

maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral, if any, at September 30, 2022 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of September 30, 2022.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$4,845,637	$1,932,533	$2,974,433	$4,906,966
Digital Transformation ETF	8,253,281	8,613,586	135,028	8,748,614
Environmental Services ETF	4,660,485	1,158,958	3,748,785	4,907,743
Gaming ETF	3,700,786	393	3,883,394	3,883,787
Pharmaceutical ETF	45,736,922	46,183,116	797,715	46,980,831
Retail ETF	145,889	443	157,774	158,217
Semiconductor ETF	476,476	502,216	–	502,216
Video Gaming and eSports ETF	39,137,060	18,204,917	21,589,172	39,794,089

The following table presents money market fund investments held as collateral by type of security on loan as of September 30, 2022:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Biotech ETF	$1,932,533
Digital Transformation ETF	8,613,586
Environmental Services ETF	1,158,958
Gaming ETF	393
Pharmaceutical ETF	46,183,116
Retail ETF	443
Semiconductor ETF	502,216
Video Gaming and eSports ETF	18,204,917

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit— With the exception of Digital Assets Mining ETF, the Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended September 30, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	86	$273,064	2.70%
Digital Transformation ETF	46	295,561	1.80
Energy Income ETF	157	121,459	2.04
Environmental Services ETF	80	117,638	1.59
Gaming ETF	128	818,944	3.05
63

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Pharmaceutical ETF	312	1,087,015	2.07
Retail ETF	131	130,840	2.10
Semiconductor ETF	165	3,594,449	2.47
Video Gaming and eSports ETF	279	1,253,502	2.33

Outstanding loan balances as of September 30, 2022, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— The Energy Income ETF executed a 1-for-3 reverse share split for shareholders of record before the open of markets on April 15, 2020.

64

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Biotech ETF (1)

VanEck Digital Assets Mining ETF (2)

VanEck Digital Transformation ETF (1)

VanEck Energy Income ETF (1)

VanEck Environmental Services ETF (1)

VanEck Gaming ETF (1)

VanEck Pharmaceutical ETF (1)

VanEck Retail ETF (1)

VanEck Semiconductor ETF (1)

VanEck Video Gaming and eSports ETF (1)

(1) Statement of operations, statement of changes in net assets and financial highlights for the year ended September 30, 2022

(2) Statement of operations, statement of changes in net assets and financial highlights for the period March 8, 2022 (commencement of operations) through September 30, 2022

The financial statements of the Funds as of and for the year or period ended September 30, 2021 and the financial highlights for each of the periods ended on or prior to September 30, 2021 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated November 19, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

65

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and transfer agent; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 21, 2022

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

66

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below relates to distributions paid during each Fund’s current fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2022 income tax purposes will be sent to them in early 2023. Please consult your tax advisor for proper treatment of this information.

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2022:

Fund	Ordinary Income Amount Paid Per Share	Qualified Dividend Income for Individuals*	Dividends Qualifying for the Dividend Received Deduction for Corporations*	Foreign Source Income*		Foreign Taxes Paid Per Share**
Biotech ETF	$0.3972	100.00%	100.00%	–%		$–
Digital Transformation ETF	1.8776	0.25	0.01	–		–
Energy Income ETF	1.0208	100.00	100.00	–		–
Environmental Services ETF	0.3704	100.00	100.00	–		–
Gaming ETF	0.3494	67.01	1.18	33.	02	0.0107
Pharmaceutical ETF	1.0823	99.39	70.09	–		–
Retail ETF	1.5145	100.00	100.00	–		–
Semiconductor ETF	1.5733	100.00	100.00	–		–
Video Gaming and eSports ETF	2.0080	20.04	2.41	18.	98	0.0475

Fund	Qualified Short-Term Capital Gains Per Share***	Long-Term Capital Gain Per Share	Return of Capital Per Share****
Energy Income ETF	$—	$—	$1.2340
Video Gaming and eSports ETF	1.9628	0.2207	—

* Expressed as a percentage of the cash distribution grossed up for foreign taxes.

** The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

*** These amounts represent Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

**** A return of capital is not considered taxable income to shareholders. Pursuant to IRC Section 301(c), the portion of a distribution which is a dividend (as defined under IRC Section 316) is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. Accordingly, shareholders who received these distributions should not include these amounts in taxable income, but instead pursuant to Internal Revenue Code Sections 301(c)(2) and 1016(a)(4), should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should multiply the per share amount of each of the respective distributions by the number of shares held at each of the respective record dates.

Please retain this information for your records.

67

VANECK ETFs

BOARD OF TRUSTEES AND OFFICERS

September 30, 2022 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David H. Chow, 1957*†	Trustee	Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	68	Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Trustee, MainStay Fund Complex[4], January 2016 to present and currently Chairman of the Risk and Compliance Committee. Formerly, Member of the Governing Council of the Independent Directors Council, October 2012 to September 2020.
Laurie A. Hesslein, 1959*†	Trustee	Since 2019	Citigroup, Managing Director and Business Head, Local Consumer Lending North America, and CEO and President, CitiFinancial Servicing LLC (2013 - 2017).	68	Formerly, Trustee, First Eagle Senior Loan Fund, March 2017 to December 2021; and Trustee, Eagle Growth and Income Opportunities Fund, March 2017 to December 2020.
R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle).	80	Chairman and Independent Director, EULAV Asset Management; Lead Independent Director, Total Fund Solution; Independent Director, Contingency Capital, LLC; Trustee, Kenyon Review; Trustee, Children’s Village. Formerly, Independent Director, Tremont offshore funds.
Peter J. Sidebottom, 1962*†	Chairman Trustee	Since 2022 Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	68	Formerly, Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.
Richard D. Stamberger, 1959*†	Trustee	Since 2006	Senior Vice President, B2B, Future Plc (a global media company), July 2020 to August 2022; President, CEO and co-founder, SmartBrief, Inc., 1999 to 2020.	80	Director, Food and Friends, Inc., 2013 to present.
68

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Interested Trustee
Jan F. van Eck, 1963[5]	Trustee, Chief Executive Officer and President	Trustee (Since 2006); Chief Executive Officer and President (Since 2009)	Director, President and Chief Executive Officer of Van Eck Associates Corporation (VEAC), Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC); Officer and/or Director of other companies affiliated with VEAC and/or the Trust.	80	Director, National Committee on US-China Relations.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
[5]	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940, as amended. Mr. van Eck is an officer of VEAC, VEARA and VESC.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] And Length of Time Served	Principal Occupation(s) During Past Five Years
Officer Information
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA.
Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of VEAC; Officer of other investment companies advised by VEAC and VEARA.
Charles T. Cameron, 1960	Vice President	Since 2006	Portfolio Manager of VEAC; Officer and/or Portfolio Manager of other investment companies advised by VEAC and VEARA. Formerly, Director of Trading of VEAC.
John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of VEAC and VEARA; Officer of other investment companies advised by VEAC and VEARA. Formerly, Vice President of VESC.
Susan Curry, 1966	Assistant Vice President	Since 2022	Assistant Vice President of VEAC, VEARA and VESC; Formerly, Managing Director, Legg Mason, Inc.
Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of VEAC.
F. Michael Gozzillo, 1965	Chief Compliance Officer	Since 2018	Vice President and Chief Compliance Officer of VEAC and VEARA; Chief Compliance Officer of VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Chief Compliance Officer of City National Rochdale, LLC and City National Rochdale Funds.
Laura Hamilton, 1977	Vice President	Since 2019	Assistant Vice President of VEAC and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Operations Manager of Royce & Associates.
69

VANECK ETFs

BOARD OF TRUSTEES AND OFFICERS

(unaudited) (continued)

Nicholas Jackson, 1974	Assistant Vice President	Since 2018	Director, Business Development of VanEck Australia Pty Ltd. Formerly, Vice President, Business Development of VanEck Australia Pty Ltd.
Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016); Assistant Secretary (Since 2008)	Vice President, Associate General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Assistant Vice President of VEAC, VEARA and VESC.
Matthew McKinnon, 1970	Assistant Vice President	Since 2018	Head of Asia - Business Development of VanEck Australia Pty Ltd. Formerly, Director, Intermediaries and Institutions of VanEck Australia Pty Ltd.
Lisa A. Moss, 1965	Assistant Vice President and Assistant Secretary	Since 2022	Assistant Vice President of VEAC, VEARA and VESC; Fomerly Senior Counsel, Perkins Coie LLP; Assistant General Counsel, Fred Alger Management, Inc.
Arian Neiron, 1979	Vice President	Since 2018	CEO (since 2021) & Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd.; Officer and/or Director of other companies affiliated with VEAC and/or the Trust.
James Parker, 1969	Assistant Treasurer	Since 2014	Assistant Vice President of VEAC and VEARA; Manager, Portfolio Administration of VEAC and VEARA. Officer of other investment companies advised by VEAC and VEARA.
Adam Phillips, 1970	Vice President	Since 2018	ETF Chief Operating Officer of VEAC; Director of other companies affiliated with VEAC.
Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG.
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016); Secretary and Chief Legal Officer (since 2014)	Senior Vice President, General Counsel and Secretary of VEAC, VEARA and VESC; Officer and/or Director of other companies affiliated with VEAC and/or the Trust. Formerly, Vice President of VEAC, VEARA and VESC.
Andrew Tilzer, 1972	Assistant Vice President	Since 2021	Vice President of VEAC and VEARA; Vice President of Portfolio Administration of VEAC. Formerly, Assistant Vice President, Portfolio Operations of VEAC.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
70

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Biotech ETF, Digital Assets Mining ETF, Digital Transformation ETF, Environmental Services ETF, Gaming ETF, Long/Flat Trend ETF, Durable High Dividend ETF (formerly “Morningstar Durable Dividend ETF”), Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF, Pharmaceutical ETF, Retail ETF, Semiconductor ETF, Social Sentiment ETF and Video Gaming and eSports ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. They also considered the fact that each of the VanEck Digital Assets Mining ETF and Morningstar ESG Moat ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, (i) (with respect to the VanEck Environmental Services ETF, Gaming ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar Wide Moat ETF, Morningstar International Moat ETF and Video Gaming and eSports ETF) (the “Non-Unitary Funds”) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time and (ii) (with respect to all the other Funds) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e.,

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measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, the VanEck Gaming ETF and Video Gaming and eSports ETF each had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, the VanEck Social Sentiment ETF had management fees above the average and equal to the median of its peer group of funds, and each of the VanEck Morningstar ESG Moat ETF and Morningstar Wide Moat ETF had management fees (after the effect of any applicable fee waiver) above the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, the VanEck Environmental Services ETF had a total expense ratio (after the effect of any applicable expense limitation) equal to the average and above the median of its peer group of funds, the VanEck Long/Flat Trend ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds, each of the VanEck Morningstar Global Wide Moat ETF (after the effect of any applicable expense limitation) and Social Sentiment ETF had a total expense ratio above the average and equal to the median of its respective peer group of funds, and each of the VanEck Gaming ETF, Morningstar ESG Moat ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

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The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Energy Income ETF

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Energy Income ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In reviewing performance information for the Fund against its peer group, the Trustees considered that the Fund seeks to track a different index than the funds in its designated peer group and, therefore, the Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 6, 2022 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides, under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio. In evaluating the performance of the Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of the Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Fund was satisfactory.

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September 30, 2022 (unaudited) (continued)

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees below the average and equal to the median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and equal to the median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

VanEck CLO ETF, VanEck Green Infrastructure ETF, VanEck Muni ETF and VanEck Morningstar SMID Moat ETF

At a meeting held on June 7, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck CLO ETF, VanEck Green Infrastructure ETF, VanEck Muni ETF and VanEck Morningstar SMID Moat ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to VanEck CLO ETF. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are

74

described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including expense information for other funds. The Adviser and the Sub- Adviser (with respect to the VanEck CLO ETF) provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements, as well as the rationale for retaining a sub-adviser to manage the VanEck CLO ETF’s investments in collateralized loan obligation (“CLO”) securities. The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) would provide under each Agreement, including (i) the Adviser’s agreement to pay all of the direct expenses of each of the VanEck CLO ETF, VanEck Green Infrastructure ETF and VanEck Muni ETF (excluding the fee payment under the respective Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), and (ii) the Adviser’s commitment to waive certain fees and/or pay expenses of the VanEck Morningstar SMID Moat ETF to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed-upon limit for a period of time. With respect to the VanEck CLO ETF, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in CLO securities and the Sub-Adviser’s experience serving as a sub-adviser for other registered investment companies. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, and the advisory fees to be retained by the Adviser under the Sub-Advisory Agreement.

The Trustees considered the benefits, other than the fees under the Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) or the profitability of the Funds to the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), although they concluded that the nature, quality and extent of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust, as well as the information provided by the Sub-Adviser (with respect to the VanEck CLO ETF) about its personnel and operations.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Agreements.

In voting to approve the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Agreements are in the best interest of the Funds and the Funds’ shareholders.

VanEck Gold and Digital Assets Mining ETF

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent

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September 30, 2022 (unaudited) (continued)

Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Gold and Digital Assets Mining ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 6, 2022 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	THEMATICAR

ANNUAL REPORT September 30, 2022
Durable High Dividend ETF	DURA
Inflation Allocation ETF	RAAX
Long/Flat Trend ETF	LFEQ
Morningstar ESG Moat ETF	MOTE
Morningstar Global Wide Moat ETF	MOTG
Morningstar International Moat ETF	MOTI
Morningstar Wide Moat ETF	MOAT®
Social Sentiment ETF	BUZZ

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of September 30, 2022.

VANECK ETFs

PRESIDENT’S LETTER

September 30, 2022 (unaudited)

Dear Fellow Shareholders:

Back in July, I said that Market Volatility Has One Final Act.1 Stocks and bonds historically do not perform well when the U.S. Federal Reserve (Fed) tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets. If we’re in the last, third act of the play, the third act may last a very long time.

There are three things investors are currently facing, none of which is either particularly positive for financial assets or likely to change soon.

1.	Monetary Policy: Tightening

The typical range for the rate of growth of money supply is in the low single digits. This increased during the global financial crisis and then exploded during the COVID–19 pandemic, but the recent rate of growth of money supply is close to 0%.

Another component to monetary policy is the Fed balance sheet, which is one of the unknowns. After buying bonds during the pandemic, the Fed is now going to start shrinking the balance sheet and selling bonds into the market—one estimate indicates $279B net through the end of the year. The Fed has only shrunk its balance sheet once before, so we are facing a big unknown.

Commodity prices and the Consumer Price Index (CPI) receive much focus, but I think what the Fed is really fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. I think the Fed knows it can’t control oil prices or supply chain directly, but it wants to manage this wage inflation psychology.

Services typically don’t reflect the price of commodities and, this year, we have seen services inflation increase from 3% to 6%. That’s not slowing down, and this is a battle the Fed is fighting that I think will last for an extended period of time.

Last year when my colleagues and I spoke about inflation,2 I had noted that we wouldn’t know about wage inflation until the second half of this year, and now we know. Wage inflation is here. Another factor, which has only happened a couple times in a hundred years, is the pandemic. We don’t know how wage inflation is going to react, because the labor market is still tight in the U.S. and many workers have changed their behaviors and expectations. I think it will take another 6–12 months before we know whether wage inflation will be endemic and how the Fed responds.

2.	Fiscal Tightening: Wage Inflation Is the Real Battle

Nominal wages are increasing, but because of inflation, take-home pay has been negative over the past year. This may result in a midterm effect in which Republicans take one or both houses, which means a higher likelihood of government gridlock. Even if the Democrats win, as Larry Summers pointed out, stimulus spending during the pandemic led to inflation, so we’re unlikely to see another big stimulus spending bill regardless of who controls government.

3.	Global Growth Has Almost Stopped

Looking at global growth today, we see Europe in a recession and China has slowed down. Over the last 20 years, U.S. and China have been the two main pillars of global growth. China is now going to have a much lower GDP growth rate for the foreseeable future. Think about China growth being 2%, not the 6–8% of the past decades. China has anti–business regulatory policies, and there is a decoupling happening, spurred in part by the tariff fight and in part by re–appraisal of supply chain vulnerabilities, which may mean less foreign investment in China. While 2% GDP growth for China will still be a significant contributor to global growth, we may look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I believe that these conditions are going to be sticking around for a while, and what the markets are looking at now is the pressure on corporate profitability. Stocks are down because P/E ratios are down, but earnings

1

VANECK ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

are still flat. We don’t know yet what earnings will be like, so there will be a lot of information for equity investors to gather over the next few quarters. Monetary and fiscal policy, as well as global growth, are all contractionary.

Amidst all this market turbulence, bond investments are now offering attractive yields, so this is our favorite asset class to buy now. (See What to Buy? Bonds. When? Now.)3 Because of higher interest rates, bonds can offer adequate returns like they did in the 1970’s even though that decade was the worst for interest rates in the last 100 years.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find a performance discussion and financial statements for each of the funds for the twelve month period ended September 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

October 10, 2022

1 Market Volatility Has One Final Act, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-market-volatility-has-one-final-act/.

2 Navigating the Markets: Inflation and the Risks to Goldilocks, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-navigating-the-markets-inflation-and-the-risks-to-goldilocks/.

3 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

2

VANECK ETFs

MANAGEMENT DISCUSSION

September 30, 2022 (unaudited)

Market Review

Durable High Dividend

VanEck Durable High Dividend ETF (formerly VanEck Morningstar Durable Dividend ETF) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® US Dividend Valuation IndexSM. The index is intended to track the overall performance of high dividend yielding U.S. companies with strong financial health and attractive valuations according to Morningstar.

The Fund lost 6.58% over the 12 month period under review. The Fund’s focus on high yielding companies with strong financial health shielded it to an extent from the significant volatility it faced in unsettled markets. This did not, however, stop the Fund registering a loss.

The health care, utility and energy sectors were the only positive contributors to performance. All other sectors detracted from performance for the period, with the financial, communications services and information technology sectors detracting the most from performance.

Inflation Allocation

In its pursuit of long-term total return, VanEck Inflation Allocation ETF seeks to maximize real returns, while seeking to reduce downside risk during sustained market declines. The Fund seeks to achieve this by allocating primarily to exchange-traded products that provide exposure to real assets, which include commodities, real estate, natural resources, master limited partnerships (MLPs) and infrastructure. The Fund seeks to reduce downside risk by using a rules-based approach to determine when to allocate to cash and cash equivalents.

Over the 12 month period to September 30, 2022, the Fund lost 2.71%. Resources assets and, in particular, diversified commodities, contributed the most positively to the Fund’s total return. Commodity prices have remained elevated as a symptom of high inflation and structural demand and supply imbalances that have been further aggravated by Russia’s invasion of Ukraine. Income assets suffered from exposure to real estate and global infrastructure. Financial assets suffered from exposure to gold, which included both gold bullion and gold equities.

Long/Flat Trend

VanEck Long/Flat Trend ETF lost 15.70% in the 12 month period ended September 30, 2022. The Fund takes a guided allocation approach designed to help investors manage risk in the U.S. equity market. The Fund seeks to track the Ned Davis Research CMG US Large Cap Long/Flat Index (the “index”) from Ned Davis Research (NDR), a world-renowned provider of institutional quality research. It is a rules-based index that follows a proprietary model developed by NDR and CMG Capital Management Group, Inc. (CMG).

The model measures the overall health of the market through an evaluation of market breadth. In this case, market breadth refers to advancing and declining price trends and countertrends at the GICS®1 industry group level. The model computes a robust moving average score daily to capture multi-industry and multi-term trend and countertrend measures to gauge overall market health. It then calculates the score’s directional trend to see if it is improving or declining. Collectively, the score and its directional trend determine the equity allocation of either 100%, 50%, or 0%. At 0%, the allocation would be entirely to cash.

Over the 12 months ended September 30, 2022, the Fund (and model) was victim to violent bear market rallies to the upside with big downside reversals.

The model (and Fund) remained fully invested as the market entered 2022 at all-time highs. That all changed during the second quarter as the market declined over 16% and, mid-way through the quarter, the model (and Fund) went to a full cash allocation. After the worst first half since 1970, the S&P 500® Index2 (the “S&P 500”) rallied to its August 16 high, returning the index (and Fund) to a fully invested position in mid-August. However, stronger-than-expected inflation reports and a hawkish Fed proved to be too much for the market,

3

VANECK ETFs

MANAGEMENT DISCUSSION (unaudited) (continued)

and the S&P 500 ended the third quarter at new lows for the year. The index (and Fund) returned to a 100% cash position in September.

Morningstar ESG Moat

VanEck Morningstar ESG Moat ETF seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® US Sustainability Moat Focus IndexSM. The index is a rules-based index intended to offer exposure to attractively priced U.S. companies with long-term competitive advantages, according to Morningstar, that have been screened for ESG risks.

Over the period from inception (October 5, 2021) to September 30, 2022, the Fund lost 20.30%. Only the energy sector made a positive contribution to performance. The most significant negative contribution came from the information technology sector, followed by the financial and communication services sectors.

Morningstar Global Wide Moat

VanEck Morningstar Global Wide Moat ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® Global Wide Moat Focus IndexSM. The index is intended to track the overall performance of global companies with sustainable competitive advantages, i.e., “moats,” and attractive valuations according to Morningstar’s equity research team. The index contains at least 50 stocks that are reviewed each quarter.

While the Fund’s focus on MOAT-rated companies and valuations provided a degree of resilience in global markets, VanEck Morningstar Global Wide Moat ETF still lost 19.41% for the 12 month period under review.

The energy sector was the only sector to contribute positively to performance. All other sectors detracted from performance with the information technology, industrial and communication services sectors detracting the most. Companies in Canada and Denmark contributed the most to performance, while those in the U.S. detracted from performance by far the most.

Morningstar International Moat

Launched over seven years ago as a means to capture moat-based opportunities abroad, VanEck Morningstar International Moat ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® Global ex-US Moat Focus IndexSM. The index is intended to track the overall performance of wide and narrow moat rated companies in developed and emerging markets outside the U.S. with sustainable competitive advantages at attractive prices according to Morningstar’s equity research team. The index contains at least 50 stocks that are reviewed each quarter.

As with VanEck Morningstar Global Wide Moat ETF, the Fund’s focus on valuations and MOAT-rated companies helped is resiliency in the period’s choppy and volatile markets. However, for the 12 month period under review, the Fund lost 21.64%.

The single sector providing a positive contribution to performance was the industrial sector. All other sectors detracted from performance, with the information technology sector detracting the most. While companies in Italy and Singapore made a positive contribution to performance, all other countries detracted from performance with Chinese companies detracting the most.

Morningstar Wide Moat

VanEck Morningstar Wide Moat ETF, now with a ten year track record, seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® Wide Moat Focus IndexSM. The index targets U.S. companies with sustainable competitive advantages, i.e., “moats,” and attractive valuations in the view of Morningstar’s team of more than 100 equity analysts.3

According to the forward-looking process of Morningstar’s Equity Research group, companies with moats have the potential to create above-average returns for longer periods of time. The index’s approach to

4

investing in U.S. companies with wide economic moats when they are attractively priced has resulted in long-term outperformance versus the broad U.S. equity market.4

Although the Fund lost 17.27% over the 12 month period under review, because of a focus on valuations and MOAT-rated companies, its performance remained relatively resilient (the S&P 500® Index lost 15.47%) over the period, particularly through the volatility of 2022.

The primary driver of negative performance was the Fund’s exposure to the information technology sector. The consumer staples sector contributed the most positively to performance.

Social Sentiment

VanEck Social Sentiment ETF provides exposure to U.S. large cap stocks with the highest degree of positive social sentiment and bullish investor perception, based on content aggregated from online sources including social media, news articles, blog posts and other alternative datasets. The Fund seeks to track, as closely as possible, before fees and expenses, the price and yield performance of the BUZZ NextGen AI US Sentiment Leaders Index.

The negative momentum associated with the market selloff in 2022 had a more adverse effect on the Fund’s portfolio companies than it did the broad market and VanEck Social Sentiment ETF lost 48.34% over the 12 month period.

The primary drivers of negative performance was the Fund’s exposure to the information technology and communications services sectors. Only the energy sector contributed positively to performance.

* Returns based on NAV.

1Global Industry Classification Standard (GICS®) is a widely accepted equity securities classification system developed by Morgan Stanley Capital International (MSCI) and Standard & Poor’s.

2 Allocations to equities (long) represented by the S&P 500 Index. The S&P 500 Index consists of 500 widely held U.S. common stocks covering the industrial, utility, financial and transportation sectors. Allocations to cash (flat) represented by the Solactive 13-week U.S. T-bill Index. The Solactive 13-week U.S. T-bill Index is a rules-based index mirroring the performance of the current U.S. 13-week T-bill.

3 Equity analysts referred to are part of Morningstar’s Equity Research group which consists of various wholly-owned subsidiaries of Morningstar, Inc., including but not limited to, Morningstar Research Services LLC.

4 Based on the Morningstar Wide Moat Focus Index versus the Morningstar U.S. Market Index (The index targets 97% of the market capitalization of the U.S. stock market) from the period 2/14/2007 (inception of the index) to 9/30/2022.

5

VANECK DURABLE HIGH DIVIDEND ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MSUSDVTU[1]	SPTR[2]
One Year	(6.65)%	(6.58)%	(6.26)%	(15.47)%
Life*	5.51%	5.50%	5.80%	9.59%

*	Inception of Fund: 10/30/18; First Day of Secondary Market Trading: 10/31/18.

[1]	Morningstar® US Dividend Valuation IndexSM (MSUSDVTU) is a rules-based index intended to offer exposure to companies that Morningstar determines have a high dividend yield, strong financial health and an attractive uncertainty-adjusted valuation.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

6

VANECK INFLATION ALLOCATION ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	BCOMTR[1]
One Year	(2.94)%	(2.71)%	11.80%
Life*	1.57%	1.63%	6.63%

*	Inception of Fund: 4/9/18; First Day of Secondary Market Trading: 4/10/18.

[1]	The Bloomberg Commodity Index (BCOMTR) is the Fund’s broad-based benchmark index. BCOMTR is calculated on an excess return basis and reflects commodity futures price movements.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

7

VANECK LONG/FLAT TREND ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	NDRCMGLF[1]	SPTR[2]
One Year	(15.87)%	(15.70)%	(15.08)%	(15.47)%
Life*	7.19%	7.19%	7.87%	9.10%

*	Inception of Fund: 10/4/17; First Day of Secondary Market Trading: 10/5/17.

[1]	The Ned Davis Research CMG US Large Cap Long/Flat Index (the “NDR CMG Index”) (NDRCMGLF) is a rules-based index that follows a proprietary model developed by Ned Davis Research, Inc. in conjunction with CMG Capital Management Group, Inc. To help limit potential loss associated with adverse market conditions, the model produces trade signals to dictate the NDR CMG Index’s equity allocation ranging from 100% fully invested (i.e., “long”) to 100% in cash (i.e., “flat”). When the NDR CMG Index is long, or 100% fully invested, it will be allocated to the S&P 500 Index. When the NDR CMG Index is flat, or 100% cash, it will be allocated to the Solactive 13-week U.S. T-bill Index.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

8

VANECK MORNINGSTAR ESG MOAT ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MSUSSMGU[1]	SPTR[2]
Life*	(20.26)%	(20.30)%	(19.93)%	(16.23)%

*	Inception of Fund: 10/5/21; First Day of Secondary Market Trading: 10/6/21.

[1]	Morningstar® US Sustainability Moat Focus IndexSM (MSUSSMGU) is a rules-based index intended to provide exposure to companies that Morningstar determines are attractively valued and have long-term competitive advantages while excluding those companies with high environmental, social and governance (“ESG”) risks.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

9

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MSGWMFNU[1]	SPTR[2]
One Year	(19.78)%	(19.41)%	(19.07)%	(15.47)%
Life*	6.80%	6.84%	7.17%	9.59%

*	Inception of Fund: 10/30/18; First Day of Secondary Market Trading: 10/31/18.

[1]	Morningstar® Global Wide Moat Focus IndexSM (MSGWMFNU) is a rules-based index intended to offer exposure to companies that Morningstar determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

10

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MGEUMFUN[1]	SPTR[2]
One Year	(22.20)%	(21.64)%	(20.90)%	(15.47)%
Five Year	(3.11)%	(2.89)%	(2.17)%	9.24%
Life*	0.43%	0.52%	1.26%	9.75%

*	Inception of Fund: 7/13/15; First Day of Secondary Market Trading: 7/14/15.

[1]	Morningstar® Global ex-US Moat Focus IndexSM (MGEUMFUN) is a rules-based index intended to offer exposure to companies that Morningstar determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”).

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

11

VANECK MORNINGSTAR WIDE MOAT ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	MWMFTR[1]	SPTR[2]
One Year	(17.22)%	(17.27)%	(16.78)%	(15.47)%
Five Year	9.72%	9.72%	10.26%	9.24%
Ten Year	12.18%	12.19%	12.76%	11.70%

[1]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based index intended to offer exposure to companies that Morningstar determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Ten Year)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

12

VANECK SOCIAL SENTIMENT ETF

PERFORMANCE COMPARISON

September 30, 2022 (unaudited)

Average Annual Total Return
	Share Price	NAV	BUZZTR[1]	SPTR[2]
One Year	(48.34)%	(48.34)%	(48.15)%	(15.47)%
Life*	(34.72)%	(34.73)%	(34.46)%	(3.29)%

*	Inception of Fund: 3/2/21; First Day of Secondary Market Trading: 3/3/21.

[1]	The BUZZ NextGen AI US Sentiment Leaders Index (BUZZTR) is designed to track the performance of a subset of U.S. companies which are selected by analyzing data from online sources to identify those companies which rank highest in terms of bullish perception and breadth of discussion.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 14 for more information.

13

VANECK ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects, if applicable, temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Morningstar® Global ex-US Moat Focus IndexSM, Morningstar® Global Wide Moat Focus IndexSM, Morningstar® US Dividend Valuation IndexSM, Morningstar® US Sustainability Moat Focus IndexSM and Morningstar® Wide Moat Focus IndexSM are published by Morningstar. The Morningstar name and logo are registered trademarks of Morningstar. Morningstar Global ex-US Moat Focus IndexSM, Morningstar Global Wide Moat Focus IndexSM, Morningstar® US Dividend Valuation IndexSM, Morningstar® US Sustainability Moat Focus IndexSM and Morningstar Wide Moat Focus IndexSM are service marks of Morningstar. The Ned Davis Research CMG US Large Cap Long/ Flat Index is published by Ned Davis Research, Inc. (“NDR”). The BUZZ NextGen AI US Sentiment Leaders Index is published by BUZZ Holdings ULC.

Morningstar, NDR and BUZZ Holdings ULC are referred to herein as the “Index Providers”. The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

14

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2022 to September 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period April 1, 2022 - September 30, 2022(a)
Durable High Dividend ETF
Actual	$1,000.00	$865.00	0.30%	$1.40
Hypothetical (b)	$1,000.00	$1,023.56	0.30%	$1.52
Inflation Allocation ETF
Actual	$1,000.00	$814.90	0.51%	$2.32
Hypothetical (b)	$1,000.00	$1,022.51	0.51%	$2.59
Long/Flat Trend ETF
Actual	$1,000.00	$797.90	0.63%	$2.84
Hypothetical (b)	$1,000.00	$1,021.91	0.63%	$3.19
Morningstar ESG Moat ETF
Actual	$1,000.00	$808.20	0.49%	$2.22
Hypothetical (b)	$1,000.00	$1,022.61	0.49%	$2.48
Morningstar Global Wide Moat ETF
Actual	$1,000.00	$800.60	0.52%	$2.35
Hypothetical (b)	$1,000.00	$1,022.46	0.52%	$2.64
Morningstar International Moat ETF
Actual	$1,000.00	$790.50	0.58%	$2.60
Hypothetical (b)	$1,000.00	$1,022.16	0.58%	$2.94
Morningstar Wide Moat ETF
Actual	$1,000.00	$803.90	0.47%	$2.13
Hypothetical (b)	$1,000.00	$1,022.71	0.47%	$2.38
15

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period April 1, 2022 - September 30, 2022(a)
Social Sentiment ETF
Actual	$1,000.00	$657.60	0.76%	$3.16
Hypothetical (b)	$1,000.00	$1,021.26	0.76%	$3.85

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended September 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses

16

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 99.4%
Banks: 2.0%
US Bancorp	35,615	$1,435,997
Capital Goods: 8.8%
Eaton Corp. Plc	5,917	789,091
Emerson Electric Co.	9,789	716,751
General Dynamics Corp.	3,262	692,098
Honeywell International, Inc.	9,284	1,550,149
Hubbell, Inc.	686	152,978
Illinois Tool Works, Inc.	4,478	808,951
Lockheed Martin Corp.	4,160	1,606,966
MSC Industrial Direct Co., Inc.	1,155	84,096
		6,401,080
Consumer Services: 2.5%
Starbucks Corp.	16,738	1,410,344
Wendy’s Co.	2,881	53,846
Yum! Brands, Inc.	3,602	383,036
		1,847,226
Diversified Financials: 4.6%
BlackRock, Inc.	2,500	1,375,700
CME Group, Inc.	4,479	793,365
Cohen & Steers, Inc.	481	30,125
Evercore, Inc.	783	64,402
Federated Hermes, Inc.	1,863	61,703
Franklin Resources, Inc.	8,129	174,936
Invesco Ltd.	9,557	130,931
Janus Henderson Group Plc	7,130	144,810
T Rowe Price Group, Inc.	5,623	590,471
		3,366,443
Energy: 3.4%
Kinder Morgan, Inc.	78,744	1,310,300
The Williams Companies, Inc.	40,222	1,151,556
		2,461,856
Food, Beverage & Tobacco: 13.8%
Altria Group, Inc.	86,714	3,501,511
Campbell Soup Co.	3,959	186,548
Conagra Brands, Inc.	11,439	373,255
Ingredion, Inc.	1,334	107,414
J M Smucker Co.	2,002	275,095
Kellogg Co.	5,303	369,407
Kraft Heinz Co.	20,034	668,134
Mondelez International, Inc.	20,725	1,136,352
Philip Morris International, Inc.	40,952	3,399,425
		10,017,141
Health Care Equipment & Services: 3.1%
Medtronic Plc	26,013	2,100,550
Quest Diagnostics, Inc.	1,549	190,047
		2,290,597
Household & Personal Products: 1.7%
Clorox Co.	2,579	331,118
Kimberly-Clark Corp.	8,008	901,220
		1,232,338
Insurance: 1.6%
Allstate Corp.	4,817	599,861
Travelers Cos., Inc.	3,438	526,702
		1,126,563
	Number of Shares	Value
Materials: 1.1%
Air Products and Chemicals, Inc.	3,553	$826,890
Pharmaceuticals, Biotechnology & Life Sciences: 26.3%
Amgen, Inc.	10,770	2,427,558
Bristol-Myers Squibb Co.	42,984	3,055,732
Gilead Sciences, Inc.	36,372	2,243,789
Johnson & Johnson	23,835	3,893,686
Merck & Co., Inc.	44,504	3,832,684
Pfizer, Inc.	85,004	3,719,775
		19,173,224
Semiconductors & Semiconductor Equipment: 9.9%
Analog Devices, Inc.	6,785	945,422
Broadcom, Inc.	7,716	3,425,981
Skyworks Solutions, Inc.	2,449	208,826
Texas Instruments, Inc.	16,805	2,601,078
		7,181,307
Software & Services: 5.3%
International Business Machines Corp.	30,474	3,620,616
Western Union Co.	16,323	220,360
		3,840,976
Technology Hardware & Equipment: 4.9%
Cisco Systems, Inc.	86,515	3,460,600
National Instruments Corp.	2,460	92,840
		3,553,440
Telecommunication Services: 5.1%
Cogent Communications Holdings, Inc.	1,963	102,390
Verizon Communications, Inc.	95,015	3,607,720
		3,710,110
Transportation: 0.9%
Norfolk Southern Corp.	3,103	650,544
Utilities: 4.4%
Dominion Energy, Inc.	16,598	1,147,088
Entergy Corp.	4,531	455,955
FirstEnergy Corp.	14,224	526,288
Hawaiian Electric Industries, Inc.	2,530	87,690
NiSource, Inc.	8,102	204,089
Pinnacle West Capital Corp.	3,295	212,560
Public Service Enterprise Group, Inc.	10,251	576,414
		3,210,084
Total Common Stocks (Cost: $79,313,523)		72,325,816
Total Investments: 99.4% (Cost: $79,313,523)		72,325,816
Other assets less liabilities: 0.6%		447,594
NET ASSETS: 100.0%		$72,773,410

See Notes to Financial Statements

17

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.1%	$3,710,110
Consumer Discretionary	2.6	1,847,226
Consumer Staples	15.5	11,249,479
Energy	3.4	2,461,856
Financials	8.3	5,929,003
Health Care	29.7	21,463,821
Industrials	9.8	7,051,624
Information Technology	20.1	14,575,723
Materials	1.1	826,890
Utilities	4.4	3,210,084
	100.0%	$72,325,816

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$72,325,816	$—	$—	$72,325,816

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

18

VANECK INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.7% (a)
Energy Select Sector SPDR Fund	98,425	$7,088,569
Global X US Infrastructure Development ETF †	139,891	3,225,886
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,815,487	29,374,581
iShares Global Infrastructure ETF †	390,881	16,350,552
iShares Gold Strategy ETF	9,071	457,399
iShares Gold Trust	6,254	197,189
iShares MSCI Global Metals & Mining Producers ETF †	81,403	2,770,144
Nuveen Short-Term REIT ETF	44,855	1,332,642
SPDR Gold MiniShares Trust	5,993	197,649
SPDR S&P Oil & Gas Exploration & Production ETF †	50,972	6,357,228
VanEck Agribusiness ETF † ‡	64,442	5,199,181
VanEck Energy Income ETF † ‡	139,851	7,942,124
VanEck Gold Miners ETF † ‡	230,642	5,563,085
VanEck Junior Gold Miners ETF † ‡	78,896	2,324,276
	Number of Shares	Value
VanEck Merk Gold Trust ‡	1,427,539	$23,026,204
VanEck Oil Services ETF † ‡	17,591	3,715,395
VanEck Rare Earth/Strategic Metals ETF † ‡	29,862	2,488,401
VanEck Steel ETF † ‡	69,555	3,321,251
Vanguard Real Estate ETF †	120,596	9,668,180
Total Exchange Traded Funds (Cost: $154,085,604)		130,599,936

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 13.2%
Money Market Fund: 13.2% (Cost: $17,252,475)
State Street Navigator Securities Lending Government Money Market Portfolio	17,252,475	17,252,475
Total Investments: 112.9% (Cost: $171,338,079)		147,852,411
Liabilities in excess of other assets: (12.9)%		(16,785,770)
NET ASSETS: 100.0%		$131,066,641

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $25,748,539.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	4.0%	$5,199,181
Diversified Commodities Futures	22.5	29,374,580
Energy	11.5	15,030,693
Global Metals and Mining	4.0	5,258,545
Gold Bullion	20.1	26,202,717
Gold Mining	4.2	5,563,085
Industrials	2.5	3,225,886
Oil Services	7.8	10,072,623
Real Estate Investment Trusts	8.4	11,000,823
Steel	2.5	3,321,251
Utilities	12.5	16,350,552
	100.0%	$130,599,936

See Notes to Financial Statements

19

VANECK INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(continued)

Transactions in securities of affiliates for the period ended September 30, 2022 were as follows:

						Net Change in
						Unrealized
	Value		Sales	Realized Gain	Dividend	Appreciation	Value
	9/30/2021	Purchases	Proceeds	(Loss)	Income	(Depreciation)	9/30/2022
VanEck Agribusiness ETF	$784,573	$7,097,075	$(1,514,767)	$(7,772)	$17,661	$(1,159,928)	$5,199,181
VanEck Energy Income ETF	980,050	9,545,860	(1,869,634)	278,543*	96,975	(920,705)†	7,942,124
VanEck Gold Miners ETF	687,476	8,708,663	(1,281,679)	(80,926)	25,551	(2,470,449)	5,563,085
VanEck Junior Gold Miners ETF	–	4,119,195	(525,722)	(41,229)	10,559	(1,227,968)	2,324,276
VanEck Low Carbon Energy ETF	398,697	1,947,129	(2,033,897)	(336,478)	3,493	24,549	–
VanEck Mortgage REIT Income ETF	189,021	1,231,288	(1,184,519)	(241,425)‡	26,073	6,395	–
VanEck Oil Services ETF	480,310	5,424,397	(1,226,336)	66,912	8,069	(1,029,888)	3,715,395
VanEck Rare Earth/ Strategic Metals ETF	–	3,619,471	(728,366)	2,195	–	(404,899)	2,488,401
VanEck Steel ETF	488,167	4,896,370	(1,044,945)	(64,987)	61,126	(953,354)	3,321,251
VanEck Vectors Unconventional Oil & Gas ETF	667,902	194,648	(951,584)	249,119	–	(160,085)	–
	$4,676,196	$46,784,096	$(12,361,449)	$(176,048)	$249,507	$(8,296,332)	$30,553,713

*	Includes Return of Capital distribution reclassification of $16,867.
†	Includes Return of Capital distribution reclassification of $55,123.
‡	Includes Return of Capital distribution reclassification of $760.

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Exchange Traded Funds	$130,599,936	$—	$—	$130,599,936
Money Market Fund	17,252,475	—	—	17,252,475
Total Investments	$147,852,411	$—	$—	$147,852,411

See Notes to Financial Statements

20

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Par (000’s)	Value
GOVERNMENT OBLIGATION: 97.7% (Cost: $32,793,750)
United States Treasury Bill 0.01%, 12/15/22	33,000	$32,812,015

Total Investments: 97.7% (Cost: $32,793,750)		32,812,015
Other assets less liabilities: 2.3%		763,046
NET ASSETS: 100.0%		$33,575,061

	% of
Summary of Investments by Sector	Investments	Value
Government	100.0%	$32,812,015

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Government Obligations	$—	$32,812,015	$—	$32,812,015

See Notes to Financial Statements

21

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 99.9%
Capital Goods: 5.0%
Emerson Electric Co.	394	$28,849
Masco Corp.	1,255	58,596
Rockwell Automation, Inc.	167	35,923
		123,368
Commercial & Professional Services: 2.9%
Equifax, Inc.	150	25,715
TransUnion	804	47,830
		73,545
Consumer Durables & Apparel: 3.8%
NIKE, Inc.	294	24,437
Polaris, Inc.	725	69,346
		93,783
Consumer Services: 5.3%
McDonald’s Corp.	156	35,995
Starbucks Corp.	377	31,766
Yum! Brands, Inc.	605	64,336
		132,097
Diversified Financials: 15.9%
American Express Co.	257	34,672
BlackRock, Inc.	45	24,763
Charles Schwab Corp.	546	39,241
CME Group, Inc.	180	31,883
Intercontinental Exchange, Inc.	659	59,541
Moody’s Corp.	126	30,632
S&P Global, Inc.	106	32,367
State Street Corp.	521	31,682
T Rowe Price Group, Inc.	215	22,577
The Bank of New York Mellon Corp.	1,512	58,242
Tradeweb Markets, Inc.	524	29,564
		395,164
Energy: 2.8%
Cheniere Energy, Inc.	415	68,853
Food & Staples Retailing: 1.4%
Costco Wholesale Corp.	76	35,892
Food, Beverage & Tobacco: 13.1%
Brown-Forman Corp.	524	34,883
Constellation Brands, Inc.	314	72,119
Kellogg Co.	1,150	80,108
Mondelez International, Inc.	1,204	66,015
PepsiCo, Inc.	241	39,346
The Coca-Cola Co.	705	39,494
		331,965
Health Care Equipment & Services: 2.3%
Medtronic Plc	374	30,201
Veeva Systems, Inc. *	159	26,216
		56,417
Household & Personal Products: 1.4%
Clorox Co.	267	34,280
Materials: 2.1%
Ecolab, Inc.	186	26,862
International Flavors & Fragrances, Inc.	284	25,796
		52,658
	Number of Shares	Value
Media & Entertainment: 5.5%
Alphabet, Inc. *	592	$56,625
Comcast Corp.	826	24,227
John Wiley & Sons, Inc.	1,450	54,462
		135,314
Pharmaceuticals, Biotechnology & Life Sciences: 7.6%
Gilead Sciences, Inc.	1,139	70,264
Johnson & Johnson	242	39,533
Merck & Co., Inc.	541	46,591
Thermo Fisher Scientific, Inc.	65	32,967
		189,355
Retailing: 1.4%
Lowe’s Companies, Inc.	186	34,933
Semiconductors & Semiconductor Equipment: 8.5%
Applied Materials, Inc.	605	49,568
Intel Corp.	845	21,776
KLA Corp.	205	62,039
Lam Research Corp.	61	22,326
Monolithic Power Systems, Inc.	79	28,709
Teradyne, Inc.	342	25,701
		210,119
Software & Services: 17.7%
Adobe, Inc. *	157	43,206
Aspen Technology, Inc. *	116	27,631
Blackbaud, Inc. *	539	23,748
Guidewire Software, Inc. *	446	27,465
Intuit, Inc.	86	33,310
Mastercard, Inc.	99	28,150
Microsoft Corp.	259	60,321
Roper Technologies, Inc.	174	62,577
Salesforce, Inc. *	159	22,871
ServiceNow, Inc. *	137	51,733
Tyler Technologies, Inc. *	180	62,550
		443,562
Technology Hardware & Equipment: 1.6%
Keysight Technologies, Inc. *	248	39,025
Transportation: 1.6%
CH Robinson Worldwide, Inc.	412	39,680
Total Common Stocks (Cost: $2,911,310)		2,490,010
Total Investments: 99.9% (Cost: $2,911,310)		2,490,010
Other assets less liabilities: 0.1%		1,344
NET ASSETS: 100.0%		$2,491,354

See Notes to Financial Statements

22

Footnotes:

*	Non-income producing

	% of
Summary of Investments by Sector	Investments	Value
Communication Services	5.4%	$135,313
Consumer Discretionary	10.5	260,814
Consumer Staples	16.1	402,139
Energy	2.8	68,853
Financials	15.9	395,164
Health Care	9.9	245,772
Industrials	9.5	236,593
Information Technology	27.8	692,704
Materials	2.1	52,658
	100.0%	$2,490,010

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$2,490,010	$—	$—	$2,490,010

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

23

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 5.3%
Australia & New Zealand Banking Group Ltd.	25,950	$381,837
Brambles Ltd.	24,135	177,469
Westpac Banking Corp. †	28,293	376,247
		935,553
Belgium: 1.0%
Anheuser-Busch InBev SA	3,935	178,170
Brazil: 2.3%
Ambev SA	139,200	399,931
Canada: 2.0%
Royal Bank of Canada	1,963	177,678
Toronto-Dominion Bank †	2,826	174,243
		351,921
China: 5.7%
Inner Mongolia Yili Industrial Group Co. Ltd.	73,900	341,061
JD.com, Inc. (HKD)	12,200	307,774
Tencent Holdings Ltd. (HKD)	4,800	162,121
Yum China Holdings, Inc. (USD)	3,930	186,007
		996,963
France: 4.8%
Airbus SE	3,939	339,404
Safran SA	1,881	171,082
Sanofi	4,298	327,144
		837,630
Germany: 2.0%
Bayer AG	3,782	174,183
GEA Group AG *	5,214	168,671
		342,854
Japan: 3.4%
Japan Tobacco, Inc.	11,700	192,243
Kao Corp.	4,800	195,293
Shimano, Inc.	1,300	203,384
		590,920
Netherlands: 0.9%
ASML Holding NV	402	166,472
Switzerland: 3.2%
Novartis AG	2,387	182,430
Roche Holding AG	1,186	387,043
		569,473
Taiwan: 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	318,129
United Kingdom: 9.3%
British American Tobacco Plc	9,378	336,196
Experian Plc	13,163	385,229
GSK Plc	12,462	179,945
Imperial Brands Plc	17,417	358,063
London Stock Exchange Group Plc	2,187	184,648
Unilever Plc	4,268	187,493
		1,631,574
United States: 58.2%
Adobe, Inc. *	506	139,251
	Number
	of Shares	Value
United States (continued)
Alphabet, Inc. *	3,471	$332,001
Amazon.com, Inc. *	1,484	167,692
Applied Materials, Inc.	4,149	339,928
Berkshire Hathaway, Inc. *	691	184,511
Blackbaud, Inc. *	7,137	314,456
BlackRock, Inc.	602	331,269
Boeing Co. *	1,232	149,171
Charles Schwab Corp.	3,082	221,503
Comcast Corp.	4,832	141,723
Constellation Brands, Inc.	1,589	364,961
Emerson Electric Co.	4,709	344,793
Equifax, Inc.	2,047	350,917
Fortinet, Inc. *	3,808	187,087
Gilead Sciences, Inc.	6,114	377,173
Guidewire Software, Inc. *	2,575	158,568
Intel Corp.	5,047	130,061
Intercontinental Exchange, Inc.	2,036	183,953
International Flavors & Fragrances, Inc.	1,697	154,139
Intuit, Inc.	490	189,787
James Hardie Industries Plc (AUD)	9,446	186,501
Kellogg Co.	5,380	374,771
Lam Research Corp.	888	325,008
Masco Corp.	7,609	355,264
Medtronic Plc	2,113	170,625
Merck & Co., Inc.	2,214	190,670
Microchip Technology, Inc.	2,954	180,283
Microsoft Corp.	1,491	347,254
Philip Morris International, Inc.	2,030	168,510
Polaris, Inc.	3,598	344,149
Rockwell Automation, Inc.	966	207,796
Roper Technologies, Inc.	963	346,333
ServiceNow, Inc. *	411	155,198
State Street Corp.	5,731	348,502
Teradyne, Inc.	4,322	324,798
The Bank of New York Mellon Corp.	4,527	174,380
TransUnion	2,388	142,062
Tyler Technologies, Inc. *	1,104	383,640
Wells Fargo & Co.	9,170	368,817
Western Union Co.	13,140	177,390
Zimmer Biomet Holdings, Inc.	1,769	184,949
		10,219,844
Total Common Stocks (Cost: $18,989,392)		17,539,434

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2% (Cost: $382,291)

See Notes to Financial Statements

24

	Number
	of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	382,291	$382,291
Total Investments: 102.1% (Cost: $19,371,683)		17,921,725
Liabilities in excess of other assets: (2.1)%		(376,859)
NET ASSETS: 100.0%		$17,544,866

Definitions:

AUD	Australia Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $361,315.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.6%	$635,845
Consumer Discretionary	6.9	1,209,005
Consumer Staples	17.7	3,096,694
Financials	17.7	3,107,588
Health Care	12.4	2,174,160
Industrials	15.9	2,791,859
Information Technology	23.9	4,183,644
Materials	1.9	340,639
	100.0%	$17,539,434

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$935,553	$—	$935,553
Belgium	—	178,170	—	178,170
Brazil	399,931	—	—	399,931
Canada	351,921	—	—	351,921
China	186,007	810,956	—	996,963
France	—	837,630	—	837,630
Germany	—	342,854	—	342,854
Japan	—	590,920	—	590,920
Netherlands	—	166,472	—	166,472
Switzerland	—	569,473	—	569,473
Taiwan	—	318,129	—	318,129
United Kingdom	—	1,631,574	—	1,631,574
United States	10,219,844	—	—	10,219,844
Money Market Fund	382,291	—	—	382,291
Total Investments	$11,539,994	$6,381,731	$—	$17,921,725

See Notes to Financial Statements

25

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 4.4%
AGL Energy Ltd.	295,000	$1,293,551
Link Administration Holdings Ltd.	318,995	584,044
WiseTech Global Ltd.	31,196	1,024,510
		2,902,105
Belgium: 2.0%
Anheuser-Busch InBev SA	29,600	1,340,233
Canada: 2.1%
CI Financial Corp. †	69,702	671,631
IGM Financial, Inc.	28,624	717,032
		1,388,663
China: 23.7%
Anhui Conch Cement Co. Ltd.	306,747	1,234,987
ASMPT Ltd. (HKD)	182,700	1,107,484
Beijing Enterprises Holdings Ltd. (HKD)	221,500	620,748
BOC Hong Kong Holdings Ltd. (HKD)	212,000	705,029
China Merchants Bank Co. Ltd.	150,500	707,801
China Resources Pharmaceutical Group Ltd. (HKD) 144A	1,228,000	839,703
CSPC Pharmaceutical Group Ltd. (HKD)	824,000	816,702
JD.com, Inc. (HKD)	47,450	1,197,039
Midea Group Co. Ltd.	94,699	652,993
NetEase, Inc. (HKD)	81,300	1,226,731
Shanghai Junshi Biosciences Co. Ltd. *	94,869	669,847
Shanghai Pharmaceuticals Holding Co. Ltd.	281,400	650,427
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD)	500,300	689,934
Sino Biopharmaceutical Ltd. (HKD)	1,439,000	674,338
Sinopharm Group Co. Ltd. (HKD)	672,800	1,342,721
Tencent Holdings Ltd. (HKD)	18,100	611,332
WH Group Ltd. (HKD) 144A	2,131,500	1,340,539
Yum China Holdings, Inc. (USD)	14,661	693,905
		15,782,260
Denmark: 2.0%
Danske Bank A/S	105,826	1,316,590
France: 6.8%
Accor SA *	31,205	653,029
Airbus SE	15,376	1,324,875
Safran SA	7,018	638,305
Sodexo SA	10,657	800,017
Ubisoft Entertainment SA *	40,812	1,121,158
		4,537,384
Germany: 5.5%
Bayer AG	14,179	653,024
	Number of Shares	Value
Germany (continued)
Bayerische Motoren Werke AG	18,911	$1,281,217
Fresenius Medical Care AG & Co. KGaA	14,864	418,592
Infineon Technologies AG	30,456	666,227
SAP SE	8,165	665,136
		3,684,196
Hong Kong: 1.0%
Hong Kong Exchanges & Clearing Ltd.	18,600	635,773
Israel: 2.1%
Nice Ltd. *	7,506	1,416,083
Italy: 1.0%
Leonardo SpA	93,923	664,741
Japan: 7.1%
MEIJI Holdings Co. Ltd. †	32,800	1,455,853
Mitsubishi Electric Corp.	75,700	684,866
Murata Manufacturing Co. Ltd.	14,100	648,916
Nabtesco Corp.	31,700	648,405
Taiyo Yuden Co. Ltd.	21,400	552,225
Z Holdings Corp. †	280,100	742,374
		4,732,639
Mexico: 1.8%
Fomento Economico Mexicano SAB de CV	109,000	684,222
Grupo Televisa SAB †	448,700	486,468
		1,170,690
Netherlands: 4.0%
ABN AMRO Bank NV 144A †	142,891	1,279,832
ING Groep NV	159,486	1,365,986
		2,645,818
Singapore: 2.2%
Oversea-Chinese Banking Corp. Ltd.	92,700	760,287
United Overseas Bank Ltd.	39,800	721,559
		1,481,846
South Korea: 3.8%
KT Corp.	55,071	1,384,348
Samsung Electro-Mechanics Co. Ltd.	14,537	1,121,594
		2,505,942
Spain: 1.0%
Industria de Diseno Textil SA	33,598	693,066
Sweden: 1.1%
Swedbank AB	55,300	725,864
Switzerland: 5.2%
Chugai Pharmaceutical Co. Ltd. (JPY)	31,900	796,877
Dufry AG *	20,663	628,880
STMicroelectronics NV (EUR)	42,795	1,329,408
Swatch Group AG	3,130	704,743
		3,459,908
Taiwan: 3.5%
MediaTek, Inc.	64,000	1,104,410

See Notes to Financial Statements

26

	Number of Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	94,000	$1,246,007
		2,350,417
United Kingdom: 17.5%
Admiral Group Plc	29,320	622,723
BT Group Plc	440,299	591,761
Experian Plc	27,377	801,216
GSK Plc	46,489	671,276
Hang Seng Bank Ltd. (HKD)	46,900	712,505
HSBC Holdings Plc	245,616	1,271,480
Imperial Brands Plc	67,702	1,391,834
Lloyds Banking Group Plc	2,905,112	1,312,779
London Stock Exchange Group Plc	8,844	746,698
Pearson Plc	83,410	796,353
Swire Properties Ltd. (HKD)	646,200	1,390,108
WPP Plc	161,947	1,336,603
		11,645,336
	Number of Shares	Value
United States: 2.1%
BRP, Inc. (CAD) †	22,624	$1,401,023
Total Common Stocks (Cost: $78,940,450)		66,480,577

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5% (Cost: $974,695)
State Street Navigator Securities Lending Government Money Market Portfolio	974,695	974,695
Total Investments: 101.4% (Cost: $79,915,145)		67,455,272
Liabilities in excess of other assets: (1.4)%		(927,794)
NET ASSETS: 100.0%		$66,527,478

Definitions:

CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,680,566.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,460,074, or 5.2% of net assets.

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Communication Services	12.5%	$8,297,128
Consumer Discretionary	13.0	8,705,911
Consumer Staples	9.3	6,212,681
Financials	21.5	14,273,569
Health Care	12.4	8,223,442
Industrials	7.2	4,762,408
Information Technology	17.2	11,466,045
Materials	1.9	1,234,987
Real Estate	2.1	1,390,108
Utilities	2.9	1,914,298
	100.0%	$66,480,577

See Notes to Financial Statements

27

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$2,902,105	$—	$2,902,105
Belgium	—	1,340,233	—	1,340,233
Canada	1,388,663	—	—	1,388,663
China	693,905	15,088,355	—	15,782,260
Denmark	—	1,316,590	—	1,316,590
France	—	4,537,384	—	4,537,384
Germany	—	3,684,196	—	3,684,196
Hong Kong	—	635,773	—	635,773
Israel	—	1,416,083	—	1,416,083
Italy	—	664,741	—	664,741
Japan	—	4,732,639	—	4,732,639
Mexico	1,170,690	—	—	1,170,690
Netherlands	—	2,645,818	—	2,645,818
Singapore	—	1,481,846	—	1,481,846
South Korea	—	2,505,942	—	2,505,942
Spain	—	693,066	—	693,066
Sweden	—	725,864	—	725,864
Switzerland	—	3,459,908	—	3,459,908
Taiwan	—	2,350,417	—	2,350,417
United Kingdom	—	11,645,336	—	11,645,336
United States	1,401,023	—	—	1,401,023
Money Market Fund	974,695	—	—	974,695
Total Investments	$5,628,976	$61,826,296	$—	$67,455,272

See Notes to Financial Statements

28

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 2.6%
Wells Fargo & Co.	3,825,089	$153,845,079
Capital Goods: 13.5%
3M Co.	1,251,643	138,306,552
Allegion plc	829,605	74,398,976
Boeing Co. *	1,075,102	130,173,350
Emerson Electric Co.	1,965,376	143,904,831
Honeywell International, Inc.	424,383	70,859,230
Masco Corp.	3,175,681	148,272,546
Rockwell Automation, Inc.	398,659	85,755,537
		791,671,022
Commercial & Professional Services: 4.6%
Equifax, Inc.	853,873	146,379,448
TransUnion	2,053,126	122,140,466
		268,519,914
Consumer Durables & Apparel: 2.5%
Polaris, Inc. †	1,500,735	143,545,303
Diversified Financials: 9.0%
Berkshire Hathaway, Inc. *	285,232	76,162,649
BlackRock, Inc.	251,246	138,255,649
Charles Schwab Corp.	1,271,332	91,370,631
Intercontinental Exchange, Inc.	840,032	75,896,891
MarketAxess Holdings, Inc.	328,190	73,018,993
State Street Corp.	1,227,919	74,669,754
		529,374,567
Food, Beverage & Tobacco: 1.4%
Kellogg Co.	1,136,217	79,148,876
Health Care Equipment & Services: 7.6%
Medtronic Plc	1,802,653	145,564,230
Veeva Systems, Inc. *	889,664	146,687,800
Zimmer Biomet Holdings, Inc.	1,478,487	154,575,816
		446,827,846
Materials: 3.5%
Ecolab, Inc.	974,720	140,769,062
International Flavors & Fragrances, Inc.	718,072	65,222,480
		205,991,542
Media & Entertainment: 9.2%
Alphabet, Inc. *	1,448,755	138,573,416
Comcast Corp.	4,322,186	126,769,715
Meta Platforms, Inc. *	977,012	132,560,988
Walt Disney Co. *	1,527,890	144,125,864
		542,029,983
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 6.2%
Biogen, Inc. *	777,857	$207,687,819
Gilead Sciences, Inc.	2,550,690	157,352,066
		365,039,885
Retailing: 8.6%
Amazon.com, Inc. *	1,338,867	151,291,971
Etsy, Inc. * †	1,802,023	180,436,563
MercadoLibre, Inc. *	210,077	173,897,539
		505,626,073
Semiconductors & Semiconductor Equipment: 10.6%
Applied Materials, Inc.	884,285	72,449,470
Intel Corp.	2,081,698	53,645,358
KLA Corp.	240,103	72,662,371
Lam Research Corp.	370,737	135,689,742
Microchip Technology, Inc.	1,247,308	76,123,207
NVIDIA Corp.	592,825	71,963,027
Teradyne, Inc.	1,809,083	135,952,587
		618,485,762
Software & Services: 20.7%
Adobe, Inc. *	422,484	116,267,597
Fortinet, Inc. *	1,611,506	79,173,290
Guidewire Software, Inc. *	2,271,638	139,887,468
Microsoft Corp.	622,130	144,894,077
Salesforce, Inc. *	1,002,555	144,207,511
ServiceNow, Inc. *	352,299	133,031,625
Tyler Technologies, Inc. *	460,334	159,966,065
Western Union Co.	10,420,037	140,670,500
Workday, Inc. *	1,029,395	156,694,507
		1,214,792,640
Total Common Stocks (Cost: $7,040,903,354)		5,864,898,492

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $1,913,496)
State Street Navigator Securities Lending Government Money Market Portfolio	1,913,496	1,913,496
Total Investments: 100.0% (Cost: $7,042,816,850)		5,866,811,988
Liabilities in excess of other assets: 0.0%		(1,014,180)
NET ASSETS: 100.0%		$5,865,797,808

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $79,010,449.

See Notes to Financial Statements

29

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Communication Services	9.2%	$542,029,983
Consumer Discretionary	11.1	649,171,376
Consumer Staples	1.4	79,148,876
Financials	11.6	683,219,646
Health Care	13.8	811,867,731
Industrials	18.1	1,060,190,936
Information Technology	31.3	1,833,278,402
Materials	3.5	205,991,542
	100.0%	$5,864,898,492

Transactions in securities of affiliates for the period ended September 30, 2022 were as follows:

	Value 9/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022
Compass Minerals International, Inc.	$173,938,089	$108,714,510	$(194,189,198)	$(72,522,508)	$1,630,456	$(15,940,893)	$–

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$5,864,898,492	$—	$—	$5,864,898,492
Money Market Fund	1,913,496	—	—	1,913,496
Total Investments	$5,866,811,988	$—	$—	$5,866,811,988

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

30

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

September 30, 2022

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 10.9%
Ford Motor Co.	76,279	$854,325
General Motors Co.	48,597	1,559,478
Lucid Group, Inc. * †	100,204	1,399,850
Rivian Automotive, Inc. * †	20,496	674,523
Tesla, Inc. *	6,773	1,796,537
		6,284,713
Banks: 3.0%
Bank of America Corp.	22,334	674,487
Citigroup, Inc.	10,439	434,993
JPMorgan Chase & Co.	5,312	555,104
		1,664,584
Capital Goods: 3.0%
Boeing Co. *	4,319	522,945
General Electric Co.	4,674	289,367
Plug Power, Inc. * †	44,252	929,735
		1,742,047
Consumer Durables & Apparel: 0.6%
Lululemon Athletica, Inc. *	1,247	348,611
Consumer Services: 3.4%
Carnival Corp. *	90,508	636,271
DraftKings, Inc. *	64,527	976,939
Starbucks Corp.	4,408	371,418
		1,984,628
Diversified Financials: 4.2%
Coinbase Global, Inc. *	16,630	1,072,469
Goldman Sachs Group, Inc.	1,139	333,784
Morgan Stanley	4,626	365,500
Robinhood Markets, Inc. *	62,662	632,886
		2,404,639
Energy: 5.3%
Cameco Corp.	17,003	450,750
Devon Energy Corp.	5,075	305,160
Exxon Mobil Corp.	6,946	606,455
Occidental Petroleum Corp.	27,478	1,688,523
		3,050,888
Food & Staples Retailing: 2.8%
Costco Wholesale Corp.	632	298,475
Walmart, Inc.	10,200	1,322,941
		1,621,416
Food, Beverage & Tobacco: 0.5%
The Coca-Cola Co.	5,123	286,990
Health Care Equipment & Services: 0.5%
Abbott Laboratories	2,836	274,411
Materials: 0.5%
Freeport-McMoRan, Inc.	9,782	267,342
Media & Entertainment: 20.5%
Alphabet, Inc. *	15,858	1,516,818
AMC Entertainment Holdings, Inc. * †	227,796	1,587,738
Meta Platforms, Inc. *	12,094	1,640,914
Netflix, Inc. *	4,432	1,043,470
Pinterest, Inc. *	15,194	354,020
Roblox Corp. *	17,538	628,562
Roku, Inc. *	10,739	605,680
Snap, Inc. *	142,830	1,402,591
	Number of Shares	Value
Media & Entertainment (continued)
Twitter, Inc. *	46,833	$2,053,158
Walt Disney Co. *	9,596	905,191
		11,738,142
Pharmaceuticals, Biotechnology & Life Sciences: 2.0%
Moderna, Inc. *	3,524	416,713
Pfizer, Inc.	16,683	730,048
		1,146,761
Retailing: 9.6%
Amazon.com, Inc. *	15,095	1,705,735
Best Buy Co., Inc.	4,595	291,047
Chewy, Inc. *	9,154	281,211
Dollar General Corp.	1,376	330,047
GameStop Corp. *	76,199	1,914,880
Target Corp.	3,480	516,397
The Home Depot, Inc.	1,646	454,197
		5,493,514
Semiconductors & Semiconductor Equipment: 9.1%
Advanced Micro Devices, Inc. *	23,677	1,500,175
Applied Materials, Inc.	3,195	261,766
Enphase Energy, Inc. *	1,958	543,286
Intel Corp.	30,796	793,613
Micron Technology, Inc.	8,606	431,161
NVIDIA Corp.	14,066	1,707,472
		5,237,473
Software & Services: 16.9%
Affirm Holdings, Inc. * †	37,689	707,046
Block, Inc. *	8,079	444,264
Crowdstrike Holdings, Inc. *	3,271	539,094
Microsoft Corp.	5,274	1,228,315
MongoDB, Inc. *	1,570	311,739
Okta, Inc. *	9,117	518,484
Palantir Technologies, Inc. *	192,933	1,568,545
Palo Alto Networks, Inc. *	2,093	342,812
PayPal Holdings, Inc. *	5,720	492,320
Shopify, Inc. *	32,258	869,031
Snowflake, Inc. *	5,886	1,000,385
Twilio, Inc. *	5,974	413,042
UiPath, Inc. *	23,850	300,749
Visa, Inc.	2,100	373,065
Zoom Video Communications, Inc. *	10,293	757,462
		9,866,353
Technology Hardware & Equipment: 3.7%
Apple, Inc.	12,690	1,753,758
Cisco Systems, Inc.	10,748	429,920
		2,183,678
Telecommunication Services: 2.0%
AT&T, Inc.	30,524	468,238
T-Mobile US, Inc. *	2,331	312,750
Verizon Communications, Inc.	11,277	428,188
		1,209,176
Transportation: 1.4%
American Airlines Group, Inc. *	32,177	387,411

See Notes to Financial Statements

31

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Transportation (continued)
Uber Technologies, Inc. *	14,973	$396,785
		784,196
Total Common Stocks (Cost: $70,244,076)		57,589,562

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.2%
Money Market Fund: 5.2% (Cost: $2,985,978)
State Street Navigator Securities Lending Government Money Market Portfolio	2,985,978	2,985,978
Total Investments: 105.1% (Cost: $73,230,054)		60,575,540
Liabilities in excess of other assets: (5.1)%		(2,938,598)
NET ASSETS: 100.0%		$57,636,942

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,428,767.
*	Non-income producing

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Communication Services	22.5%	$12,947,318
Consumer Discretionary	24.4	14,111,469
Consumer Staples	3.3	1,908,405
Energy	5.3	3,050,888
Financials	7.1	4,069,223
Health Care	2.5	1,421,172
Industrials	4.4	2,526,242
Information Technology	30.0	17,287,503
Materials	0.5	267,342
	100.0%	$57,589,562

The summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$57,589,562	$—	$—	$57,589,562
Money Market Fund	2,985,978	—	—	2,985,978
Total Investments	$60,575,540	$—	$—	$60,575,540

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2022

	Durable High Dividend ETF	Inflation Allocation ETF (a)	Long/Flat Trend ETF	Morningstar ESG Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$72,325,816	$100,046,223	$32,812,015	$2,490,010
Affiliated issuers (3)	—	30,553,713	—	—
Short-term investments held as collateral for securities loaned (4)	—	17,252,475	—	—
Cash	18,347	542,634	829,042	48,179
Receivables:
Investment securities sold	200,508	1,348,058	—	—
Dividends and interest	248,763	13,754	374	2,388
Prepaid expenses	—	4,259	1,436	1,411
Total assets	72,793,434	149,761,116	33,642,867	2,541,988
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	1,349,862	—	—
Collateral for securities loaned	—	17,252,475	—	—
Due to Adviser	18,979	32,725	17,662	7,472
Deferred Trustee fees	624	437	1,020	1
Accrued expenses	421	58,976	49,124	43,161
Total liabilities	20,024	18,694,475	67,806	50,634
NET ASSETS	$72,773,410	$131,066,641	$33,575,061	$2,491,354
Shares outstanding	2,625,000	5,750,000	1,000,000	125,000
Net asset value, redemption and offering price per share	$27.72	$22.79	$33.58	$19.93
Net Assets consist of:
Aggregate paid in capital	$87,650,138	$167,663,626	$41,731,342	$3,049,307
Total distributable earnings (loss)	(14,876,728)	(36,596,985)	(8,156,281)	(557,953)
NET ASSETS	$72,773,410	$131,066,641	$33,575,061	$2,491,354
(1) Value of securities on loan	$—	$25,748,539	$—	$—
(2) Cost of investments - Unaffiliated issuers	$79,313,523	$115,419,514	$32,793,750	$2,911,310
(3) Cost of investments - Affiliated issuers	$—	$38,666,090	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$17,252,475	$—	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2022

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF	Social Sentiment ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$17,539,434	$66,480,577	$5,864,898,492	$57,589,562
Short-term investments held as collateral for securities loaned (3)	382,291	974,695	1,913,496	2,985,978
Cash	28,043	2	2,509	62,691
Cash denominated in foreign currency, at value (4)	4,712	268,069	—	—
Receivables:
Investment securities sold	—	—	15,198,954	—
Due from Adviser	—	—	—	96,969
Dividends and interest	26,827	247,754	4,869,157	24,851
Prepaid expenses	1,424	2,842	28,319	—
Total assets	17,982,731	67,973,939	5,886,910,927	60,760,051
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	—	15,198,245	—
Collateral for securities loaned	382,291	974,695	1,913,496	2,985,978
Line of credit	—	371,550	1,262,343	—
Due to Adviser	1,353	31,742	2,365,128	—
Deferred Trustee fees	203	1,816	115,771	—
Accrued expenses	54,018	66,658	258,136	137,131
Total liabilities	437,865	1,446,461	21,113,119	3,123,109
NET ASSETS	$17,544,866	$66,527,478	$5,865,797,808	$57,636,942
Shares outstanding	600,000	2,650,000	97,800,000	4,525,000
Net asset value, redemption and offering price per share	$29.24	$25.10	$59.98	$12.74
Net Assets consist of:
Aggregate paid in capital	$18,546,647	$94,182,611	$7,826,043,456	$165,144,372
Total distributable earnings (loss)	(1,001,781)	(27,655,133)	(1,960,245,648)	(107,507,430)
NET ASSETS	$17,544,866	$66,527,478	$5,865,797,808	$57,636,942
(1) Value of securities on loan	$361,315	$2,680,566	$79,010,449	$4,428,767
(2) Cost of investments - Unaffiliated issuers	$18,989,392	$78,940,450	$7,040,903,354	$70,244,076
(3) Cost of short-term investments held as collateral for securities loaned	$382,291	$974,695	$1,913,496	$2,985,978
(4) Cost of cash denominated in foreign currency	$4,659	$273,617	$—	$—

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2022

	Durable High Dividend ETF	Inflation Allocation ETF (a)	Long/Flat Trend ETF	Morningstar ESG Moat ETF (b)
Income:
Dividends - unaffiliated issuers	$2,217,101	$3,150,828	$309,050	$31,495
Dividends - affiliated issuers	—	249,507	—	—
Interest	—	2,555	208,619	55
Securities lending income	95	93,645	1,596	—
Total income	2,217,196	3,496,535	519,265	31,550
Expenses:
Management fees	184,775	428,583	217,594	9,178
Professional fees	—	56,575	34,695	45,402
Custody and accounting fees	—	25,384	23,011	15,373
Reports to shareholders	—	16,486	6,943	5,119
Trustees’ fees and expenses	—	3,940	1,370	1,335
Registration fees	—	3,036	5,786	5,978
Insurance	—	1,723	1,442	202
Interest and taxes	2,587	1,818	18,145	2
Other	—	2,985	4,153	3,592
Total expenses	187,362	540,530	313,139	86,181
Waiver of management fees	—	(98,801)	(55,641)	(9,178)
Expenses assumed by the Adviser	—	—	—	(67,007)
Net expenses	187,362	441,729	257,498	9,996
Net investment income	2,029,834	3,054,806	261,767	21,554

Net realized gain (loss) on:
Investments - unaffiliated issuers	(4,103,553)	(3,330,543)	(5,469,535)	(154,404)
Investments - affiliated issuers	—	(597,633)	—	—
In-kind redemptions - unaffiliated issuers	4,468,894	1,807,046	6,443,995	97,807
In-kind redemptions - affiliated issuers	—	421,585	—	—
Net realized gain (loss)	365,341	(1,699,545)	974,460	(56,597)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(8,605,947)	(16,251,891)	(8,534,839)	(421,300)
Investments - affiliated issuers	—	(8,296,332)	—	—
Net change in unrealized appreciation (depreciation)	(8,605,947)	(24,548,223)	(8,534,839)	(421,300)
Net Decrease in Net Assets Resulting from Operations	$(6,210,772)	$(23,192,962)	$(7,298,612)	$(456,343)

(a)	Consolidated Statement of Operations
(b)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2022

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF	Social Sentiment ETF
Income:
Dividends - unaffiliated issuers	$448,015	$3,695,327	$111,954,173	$720,988
Dividends - affiliated issuers	—	—	1,630,456	—
Interest	146	—	23,388	63
Securities lending income	927	18,117	71,941	236,027
Foreign taxes withheld	(23,610)	(255,517)	—	(3,582)
Total income	425,478	3,457,927	113,679,958	953,496
Expenses:
Management fees	83,985	353,033	30,836,907	828,108
Professional fees	52,139	48,502	22,701	452,219
Custody and accounting fees	26,347	32,929	58,594	—
Reports to shareholders	7,480	9,476	321,916	—
Trustees’ fees and expenses	804	1,478	172,172	—
Registration fees	2,503	1,817	179,838	—
Insurance	1,336	2,866	51,896	—
Interest and taxes	92	11,126	57,428	2,471
Other	5,299	10,718	35,350	—
Total expenses	179,985	471,945	31,736,802	1,282,798
Waiver of management fees	(82,836)	(65,416)	—	—
Reimbursement from the Adviser	—	—	—	(452,219)
Net expenses	97,149	406,529	31,736,802	830,579
Net investment income	328,329	3,051,398	81,943,156	122,917

Net realized gain (loss) on:
Investments - unaffiliated issuers	234,265	(9,293,337)	(407,110,821)	(79,022,486)
Investments - affiliated issuers	—	—	(74,132,582)	—
In-kind redemptions - unaffiliated issuers	—	811,640	781,296,081	24,153,447
In-kind redemptions - affiliated issuers	—	—	1,610,074	—
Foreign currency transactions and foreign denominated assets and liabilities	(4,479)	(76,768)	—	—
Net realized gain (loss)	229,786	(8,558,465)	301,662,752	(54,869,039)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(4,369,990)	(12,820,060)	(1,672,209,474)	(13,810,175)
Investments - affiliated issuers	—	—	(15,940,893)	—
Foreign currency translations and foreign denominated assets and liabilities	(515)	(11,393)	—	—
Net change in unrealized appreciation (depreciation)	(4,370,505)	(12,831,453)	(1,688,150,367)	(13,810,175)
Net Decrease in Net Assets Resulting from Operations	$(3,812,390)	$(18,338,520)	$(1,304,544,459)	$(68,556,297)

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Durable High Dividend ETF		Inflation Allocation ETF (a)
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021

Operations:
Net investment income	$2,029,834	$1,505,290	$3,054,806	$63,810
Net realized gain (loss)	365,341	3,695,180	(1,699,545)	2,155,802
Net change in unrealized appreciation (depreciation)	(8,605,947)	1,294,475	(24,548,223)	298,367
Net increase (decrease) in net assets resulting from operations	(6,210,772)	6,494,945	(23,192,962)	2,517,979
Distributions to shareholders from:
Distributable earnings	(1,834,915)	(1,311,545)	(2,650,043)	(870,000)

Share transactions*:
Proceeds from sale of shares	66,874,815	38,886,433	167,278,949	22,438,966
Cost of shares redeemed	(37,292,890)	(25,634,055)	(26,924,747)	(16,597,432)
Increase in net assets resulting from share transactions	29,581,925	13,252,378	140,354,202	5,841,534
Total increase in net assets	21,536,238	18,435,778	114,511,197	7,489,513
Net Assets, beginning of year	51,237,172	32,801,394	16,555,444	9,065,931
Net Assets, end of year	$72,773,410	$51,237,172	$131,066,641	$16,555,444

*Shares of Common Stock Issued (no par value)
Shares sold	2,175,000	1,300,000	6,200,000	925,000
Shares redeemed	(1,225,000)	(850,000)	(1,100,000)	(725,000)
Net increase	950,000	450,000	5,100,000	200,000

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Flat Trend ETF		Morningstar ESG Moat ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2022 (a)

Operations:
Net investment income	$261,767	$296,261	$21,554
Net realized gain (loss)	974,460	1,967,724	(56,597)
Net change in unrealized appreciation (depreciation)	(8,534,839)	5,441,917	(421,300)
Net increase (decrease) in net assets resulting from operations	(7,298,612)	7,705,902	(456,343)
Distributions to shareholders from:
Distributable earnings	(175,010)	(625,013)	(3,803)

Share transactions*:
Proceeds from sale of shares	86,232,358	10,130,756	4,181,504
Cost of shares redeemed	(86,143,141)	(7,800,977)	(1,230,004)
Increase in net assets resulting from share transactions	89,217	2,329,779	2,951,500
Total increase (decrease) in net assets	(7,384,405)	9,410,668	2,491,354
Net Assets, beginning of period	40,959,466	31,548,798	—
Net Assets, end of period	$33,575,061	$40,959,466	$2,491,354
*Shares of Common Stock Issued (no par value)
Shares sold	2,350,000	250,000	175,000
Shares redeemed	(2,375,000)	(225,000)	(50,000)
Net increase (decrease)	(25,000)	25,000	125,000

(a)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.

See Notes to Financial Statements

38

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Global Wide Moat ETF		Morningstar International Moat ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021

Operations:
Net investment income	$328,329	$226,976	$3,051,398	$2,011,501
Net realized gain (loss)	229,786	832,215	(8,558,465)	3,567,957
Net change in unrealized appreciation (depreciation)	(4,370,505)	1,569,691	(12,831,453)	2,278,041
Net increase (decrease) in net assets resulting from operations	(3,812,390)	2,628,882	(18,338,520)	7,857,499
Distributions to shareholders from:
Distributable earnings	(1,104,550)	(360,080)	(3,150,000)	(1,260,000)

Share transactions*:
Proceeds from sale of shares	3,251,806	7,288,863	36,287,916	12,422,953
Cost of shares redeemed	—	—	(18,708,747)	—
Increase in net assets resulting from share transactions	3,251,806	7,288,863	17,579,169	12,422,953
Total increase (decrease) in net assets	(1,665,134)	9,557,665	(3,909,351)	19,020,452
Net Assets, beginning of year	19,210,000	9,652,335	70,436,829	51,416,377
Net Assets, end of year	$17,544,866	$19,210,000	$66,527,478	$70,436,829
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	200,000	1,150,000	350,000
Shares redeemed	—	—	(600,000)	—
Net increase	100,000	200,000	550,000	350,000

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat ETF		Social Sentiment ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Period Ended September 30, 2021 (a)

Operations:
Net investment income (loss)	$81,943,156	$72,415,469	$122,917	$(314,808)
Net realized gain (loss)	301,662,752	787,975,019	(54,869,039)	6,566,363
Net change in unrealized appreciation (depreciation)	(1,688,150,367)	424,479,685	(13,810,175)	1,155,660
Net increase (decrease) in net assets resulting from operations	(1,304,544,459)	1,284,870,173	(68,556,297)	7,407,215
Distributions to shareholders from:
Distributable earnings	(77,004,720)	(58,997,340)	—	—

Share transactions*:
Proceeds from sale of shares	5,173,745,502	4,832,747,019	101,939,141	670,932,819
Cost of shares redeemed	(4,525,615,899)	(2,857,369,614)	(168,680,113)	(485,405,823)
Increase (decrease) in net assets resulting from share transactions	648,129,603	1,975,377,405	(66,740,972)	185,526,996
Total increase (decrease) in net assets	(733,419,576)	3,201,250,238	(135,297,269)	192,934,211
Net Assets, beginning of period	6,599,217,384	3,397,967,146	192,934,211	—
Net Assets, end of period	$5,865,797,808	$6,599,217,384	$57,636,942	$192,934,211
*Shares of Common Stock Issued (no par value)
Shares sold	74,050,000	68,550,000	4,975,000	27,525,000
Shares redeemed	(66,300,000)	(40,700,000)	(8,275,000)	(19,700,000)
Net increase (decrease)	7,750,000	27,850,000	(3,300,000)	7,825,000

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Durable High Dividend ETF
	Year Ended September 30,
	2022	2021	2020	Period Ended September 30, 2019(a)

Net asset value, beginning of period	$30.59	$26.78	$28.24	$25.36
Net investment income (b)	0.99	1.01	0.92	0.75
Net realized and unrealized gain (loss) on investments	(2.90)	3.71	(1.28)	2.62
Total from investment operations	(1.91)	4.72	(0.36)	3.37
Distributions from:
Net investment income	(0.96)	(0.91)	(0.90)	(0.49)
Net realized capital gains	—	—	(0.20)	—
Total distributions	(0.96)	(0.91)	(1.10)	(0.49)
Net asset value, end of period	$27.72	$30.59	$26.78	$28.24
Total return (c)	(6.58)%	17.89%	(1.26)%	13.41	%(d)

Ratios to average net assets
Gross expenses (e)	0.29%	0.53%	0.73%	1.14	%(f)
Net expenses (e)	0.29%	0.29%	0.29%	0.29	%(f)
Net investment income	3.19%	3.38%	3.44%	3.00	%(f)
Supplemental data
Net assets, end of period (in millions)	$73	$51	$33	$18
Portfolio turnover rate (g)	50%	50%	67%	94	%(d)

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after September 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Inflation Allocation ETF(a)
	Year Ended September 30,				Period
	2022	2021	2020	2019	Ended September 30, 2018(b)

Net asset value, beginning of period	$25.47	$20.15	$25.25	$25.39	$25.18
Net investment income (c)	0.92	0.14	0.45	0.31	0.10
Net realized and unrealized gain (loss) on investments	(1.44)	6.57	(4.94)	(0.31)	0.11
Total from investment operations	(0.52)	6.71	(4.49)	—	0.21
Distributions from:
Net investment income	(2.16)	(1.39)	(0.61)	(0.14)	—
Net asset value, end of period	$22.79	$25.47	$20.15	$25.25	$25.39
Total return (d)	(2.71)%	34.11%	(18.32)%	0.02%	0.83	%(e)

Ratios to average net assets
Gross expenses (f)	0.63%	1.60%	1.12%	0.93%	1.57	%(g)
Net expenses (f)	0.51%	0.56%	0.55%	0.55%	0.55	%(g)
Net expenses excluding interest and taxes (f)	0.51%	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	3.56%	0.58%	1.97%	1.23%	0.78	%(g)
Supplemental data
Net assets, end of period (in millions)	$131	$17	$9	$30	$15
Portfolio turnover rate (h)	32%	76%	195%	449%	130	%(e)

(a)	Consolidated Financial Highlights
(b)	For the period April 9, 2018 (commencement of operations) through September 30, 2018.
(c)	Calculated based upon average shares outstanding
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
	Year Ended September 30,				Period
	2022	2021	2020	2019	Ended September 30, 2018(a)

Net asset value, beginning of period	$39.96	$31.55	$28.02	$28.24	$25.03
Net investment income (b)	0.24	0.34	0.40	0.39	0.42
Net realized and unrealized gain (loss) on investments	(6.46)	8.78	3.56 (c)	(0.35)	2.89
Total from investment operations	(6.22)	9.12	3.96	0.04	3.31
Distributions from:
Net investment income	(0.16)	(0.71)	(0.43)	(0.26)	(0.10)
Net asset value, end of period	$33.58	$39.96	$31.55	$28.02	$28.24
Total return (d)	(15.67)%	29.29%	14.22%	0.29%	13.25	%(e)

Ratios to average net assets
Gross expenses (f)	0.72%	0.82%	0.76%	0.69%	0.86	%(g)
Net expenses (f)	0.59%	0.55%	0.55%	0.57%	0.56	%(g)
Net expenses excluding interest and taxes (f)	0.55%	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	0.60%	0.91%	1.38%	1.47%	1.58	%(g)
Supplemental data
Net assets, end of period (in millions)	$34	$41	$32	$66	$52
Portfolio turnover rate (h)	243%	1%	0%	59%	28	%(e)

(a)	For the period October 4, 2017 (commencement of operations) through September 30, 2018.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar ESG Moat ETF

	Period Ended September 30, 2022(a)

Net asset value, beginning of period	$25.05
Net investment income (b)	0.25
Net realized and unrealized loss on investments	(5.32)
Total from investment operations	(5.07)
Distributions from:
Net investment income	(0.05)
Net asset value, end of period	$19.93
Total return (c)	(20.30	)%(d)

Ratios to average net assets
Gross expenses	4.24	%(e)
Net expenses	0.49	%(e)
Net investment income	1.06	%(e)
Supplemental data
Net assets, end of period (in millions)	$2
Portfolio turnover rate (f)	44	%(d)

(a)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF
	Year Ended September 30,
	2022	2021	2020	Period Ended September 30, 2019(a)

Net asset value, beginning of period	$38.42	$32.17	$28.97	$25.30
Net investment income (b)	0.63	0.54	0.46	0.47
Net realized and unrealized gain (loss) on investments	(7.60)	6.74	3.47	3.31
Total from investment operations	(6.97)	7.28	3.93	3.78
Distributions from:
Net investment income	(0.55)	(0.43)	(0.34)	(0.11)
Net realized capital gains	(1.66)	(0.60)	(0.39)	—
Total distributions	(2.21)	(1.03)	(0.73)	(0.11)
Net asset value, end of period	$29.24	$38.42	$32.17	$28.97
Total return (c)	(19.41)%	22.99%	13.70%	15.01	%(d)

Ratios to average net assets
Gross expenses	0.96%	1.20%	2.04%	2.50	%(e)
Net expenses	0.52%	0.52%	0.52%	0.56	%(e)
Net expenses excluding interest and taxes	0.52%	0.52%	0.52%	0.52	%(e)
Net investment income	1.76%	1.44%	1.54%	1.86	%(e)
Supplemental data
Net assets, end of period (in millions)	$18	$19	$10	$6
Portfolio turnover rate (f)	67%	74%	68%	71	%(d)

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar International Moat ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$33.54	$29.38	$30.57	$33.13	$35.49
Net investment income (a)	1.34	1.07	0.62	1.00	0.91
Net realized and unrealized gain (loss) on investments	(8.28)	3.81	(0.56)	(2.50)	(1.27)
Total from investment operations	(6.94)	4.88	0.06	(1.50)	(0.36)
Distributions from:
Net investment income	(1.50)	(0.72)	(1.25)	(1.06)	(0.98)
Net realized capital gains	—	—	—	—	(1.02)
Total distributions	(1.50)	(0.72)	(1.25)	(1.06)	(2.00)
Net asset value, end of year	$25.10	$33.54	$29.38	$30.57	$33.13
Total return (b)	(21.65)%	16.64%	(0.14)%	(4.25)%	(1.14)%

Ratios to average net assets
Gross expenses	0.67%	0.76%	0.76%	0.69%	0.72%
Net expenses	0.58%	0.57%	0.58%	0.57%	0.57%
Net expenses excluding interest and taxes	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.32%	3.09%	2.10%	3.26%	2.67%
Supplemental data
Net assets, end of year (in millions)	$67	$70	$51	$83	$89
Portfolio turnover rate (c)	105%	110%	94%	85%	112%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar Wide Moat ETF
	Year Ended September 30,
	2022	2021	2020	2019	2018

Net asset value, beginning of year	$73.28	$54.63	$50.13	$46.73	$40.33
Net investment income (a)	0.85	0.96	0.92	0.89	0.73
Net realized and unrealized gain (loss) on investments	(13.33)	18.59	4.30	3.25	6.13
Total from investment operations	(12.48)	19.55	5.22	4.14	6.86
Distributions from:
Net investment income	(0.82)	(0.90)	(0.72)	(0.74)	(0.46)
Net asset value, end of year	$59.98	$73.28	$54.63	$50.13	$46.73
Total return (b)	(17.27)%	36.11%	10.40%	9.21%	17.11%

Ratios to average net assets
Expenses	0.46%	0.46%	0.47%	0.48%	0.49%
Net investment income	1.20%	1.40%	1.77%	1.90%	1.69%
Supplemental data
Net assets, end of year (in millions)	$5,866	$6,599	$3,398	$2,486	$1,570
Portfolio turnover rate (c)	51%	47%	48%	58%	56%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

	Year Ended September 30, 2022	Period Ended September 30, 2021(a)

Net asset value, beginning of period	$24.66	$25.00
Net investment income (loss) (b)	0.02	(0.03)
Net realized and unrealized loss on investments	(11.94)	(0.31	)(c)
Total from investment operations	(11.92)	(0.34)
Net asset value, end of period	$12.74	$24.66
Total return (d)	(48.34)%	(1.38	)%(e)

Ratios to average net assets
Gross expenses	1.16%	0.75	%(f)
Net expenses	0.75%	0.75	%(f)
Net investment income (loss)	0.11%	(0.20	)%(f)
Supplemental data
Net assets, end of period (in millions)	$58	$193
Portfolio turnover rate (g)	263%	161	%(e)

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Durable High Dividend ETF*	Diversified
Inflation Allocation ETF	Non-Diversified
Long/Flat Trend ETF	Diversified
Morningstar ESG Moat ETF	Non-Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar Wide Moat ETF	Diversified
Social Sentiment ETF	Non-Diversified

*	Formerly Morningstar Durable Dividend ETF

Each Fund, except for Inflation Allocation ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Using a proprietary, rules-based real asset allocation model, the Inflation Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

Van Eck Associates Corp. (“VEAC”) serves as the investment adviser for the Funds, except for Inflation Allocation ETF. Van Eck Absolute Return Advisers Corp. (“VEARA”) serves as the investment adviser to Inflation Allocation ETF and its Subsidiary. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair
49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy. The Board has designated the Adviser as valuation designee under Rule 2a-5 to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements of Rule 2a-5. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Inflation Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (the “Subsidiary”), a wholly-owned subsidiary organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income
50

and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Durable High Dividend ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at September 30, 2022, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Funds and other industry sources. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would
51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2023, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The management fee rate and expense limitations for the year ended September 30, 2022, are as follows:

Fund	Management Fees	Expense Limitations
Inflation Allocation ETF	0.50%	0.55%
Long/Flat Trend ETF	0.50	0.55
Morningstar ESG Moat ETF	0.45	0.49
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar Wide Moat ETF	0.45	0.49

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the year ended September 30, 2022, the Adviser waived management fees of $98,801 due to such investments held in the Inflation Allocation ETF.

The Funds listed below utilize a unitary management fee structure where the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. In addition, for Social Sentiment ETF, the Adviser has (i) agreed to pay the offering costs until at least February 1, 2024 and (ii) contractually agreed to waive or reduce its management fees and/or pay Fund expenses in an amount equal to the Fund’s extraordinary legal expenses up to $500,000 until at least February 1, 2024 , and prior to such date the Adviser may not terminate this arrangement without the approval of the Fund’s Board of Trustees.

Fund	Unitary Management Fee Rate
Durable High Dividend ETF	0.29%
Social Sentiment ETF	0.75

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At September 30, 2022, the Adviser owned approximately 40% of Morningstar ESG Moat ETF and 6% of Durable High Dividend ETF.

Note 4—Capital Share Transactions—As of September 30, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on

52

the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the year ended September 30, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Durable High Dividend ETF	$31,817,714	$31,733,820	$66,811,555	$37,219,935
Inflation Allocation ETF*	46,239,358	26,600,342	146,589,561	24,837,146
Long/Flat Trend ETF	91,038,343	71,454,713	65,748,536	118,651,850
Morningstar ESG Moat ETF	945,212	928,631	4,173,409	1,172,098
Morningstar Global Wide Moat ETF	12,521,631	12,980,192	3,058,861	—
Morningstar International Moat ETF	79,893,713	74,473,848	28,961,841	17,127,304
Morningstar Wide Moat ETF	3,471,412,127	3,417,005,932	5,173,930,661	4,513,677,404
Social Sentiment ETF	293,605,121	293,141,093	101,983,741	169,185,703

*	Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes—As of September 30, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Durable High Dividend ETF	$79,325,368	$1,215,872	$(8,215,424)	$(6,999,552)
Inflation Allocation ETF	173,081,034	546,981	(25,745,324)	(25,198,343)
Long/Flat Trend ETF	33,990,846	18,265	(1,197,096)	(1,178,831)
Morningstar ESG Moat ETF	2,924,928	51,853	(486,771)	(434,918)
Morningstar Global Wide Moat ETF	19,374,251	915,557	(2,368,083)	(1,452,526)
Morningstar International Moat ETF	79,982,207	604,207	(13,131,142)	(12,526,935)
Morningstar Wide Moat ETF	7,046,133,667	109,724,887	(1,289,046,566)	(1,179,321,679)
Social Sentiment ETF	81,091,733	660,683	(21,176,876)	(20,516,193)

At September 30, 2022, the components of distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Durable High Dividend ETF	$610,403	$(8,486,955)	$(624)	$(6,999,552)	$(14,876,728)
Inflation Allocation ETF	803,776	(12,135,308)	(436)	(25,265,019)	(36,596,987)
Long/Flat Trend ETF	147,593	(7,124,021)	(1,020)	(1,178,832)	(8,156,280)
Morningstar ESG Moat ETF	17,752	(140,786)	(1)	(434,918)	(557,953)
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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Undistributed Ordinary Income	Accumulated Capital Losses/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Morningstar Global Wide Moat ETF	216,385	235,116	(205)	(1,453,079)	(1,001,783)
Morningstar International Moat ETF	1,649,966	(16,759,546)	(1,816)	(12,543,737)	(27,655,133)
Morningstar Wide Moat ETF	60,264,203	(841,072,401)	(115,771)	(1,179,321,680)	(1,960,245,649)
Social Sentiment ETF	122,917	(87,114,154)	–	(20,516,193)	(107,507,430)

The tax character of dividends paid to shareholders during the years ended September 30, 2022 and September 30, 2021 were as follows:

	September 30, 2022		September 30, 2021
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Durable High Dividend ETF	$1,834,915	$–	$1,311,545	$–
Inflation Allocation ETF	2,650,043	–	870,000	–
Long/Flat Trend ETF	175,010	–	625,013	–
Morningstar ESG Moat ETF	3,803	–	–	–
Morningstar Global Wide Moat ETF	871,150	233,400	247,940	112,140
Morningstar International Moat ETF	3,150,000	–	1,260,000	–
Morningstar Wide Moat ETF	77,004,720	–	58,997,340	–

*	Includes short-term capital gains (if any).

At September 30, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Durable High Dividend ETF	$(5,236,742)	$(3,250,213)	$(8,486,955)
Inflation Allocation ETF	(12,017,104)	(118,204)	(12,135,308)
Long/Flat Trend ETF	(7,039,578)	(84,443)	(7,124,021)
Morningstar ESG Moat ETF	(140,786)	–	(140,786)
Morningstar International Moat ETF	(9,629,142)	(7,130,404)	(16,759,546)
Morningstar Wide Moat ETF	(515,103,282)	(325,969,119)	(841,072,401)
Social Sentiment ETF	(80,568,051)	(6,546,103)	(87,114,154)

During the year ended September 30, 2022, as a result of permanent book to tax differences primarily due to the tax treatment of in-kind redemptions and differences in the treatment of income and realized gains from the Inflation Allocation ETF’s controlled foreign corporation subsidiary, the Funds incurred differences that affected distributable earnings / (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Durable High Dividend ETF	$(4,466,404)	$4,466,404
Inflation Allocation ETF	(1,486,533)	1,486,533
Long/Flat Trend ETF	(6,443,996)	6,443,996
Morningstar ESG Moat ETF	(97,807)	97,807
Morningstar International Moat ETF	(811,588)	811,588
Morningstar Wide Moat ETF	(781,478,723)	781,478,723
Social Sentiment ETF	(10,092,169)	10,092,169
54

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2022, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Inflation Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund. In addition, the Fund may gain exposure to the cryptocurrency Bitcoin by investing in pooled investment vehicles that invest in Bitcoin, which generally operates without central authority (such as a bank) and is not backed by any government; nor is it legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrencies, and regulation in the United States is still developing. Cryptocurrencies are susceptible to theft, loss and destruction. Cryptocurrency exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of Bitcoin.

Social Sentiment ETF may concentrate its investment in the information technology and communication services sectors. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments

55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Durable High Dividend ETF. For this Fund, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through September 30, 2021. Social Sentiment ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

For Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, and Morningstar Wide Moat ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at September 30, 2022, is presented on a gross basis in the Schedules of Investments and Statements of

56

Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of September 30, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Inflation Allocation ETF	$25,748,539	$17,252,475	$9,083,892	$26,336,367
Morningstar Global Wide Moat ETF	361,315	382,291	–	382,291
Morningstar International Moat ETF	2,680,566	974,695	1,946,961	2,921,656
Morningstar Wide Moat ETF	79,010,449	1,913,496	80,555,570	82,469,066
Social Sentiment ETF	4,428,767	2,985,978	1,606,822	4,592,800

The following table presents money market fund investments held as collateral by type of security on loan as of September 30, 2022:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Inflation Allocation ETF	$17,252,475
Morningstar Global Wide Moat ETF	382,291
Morningstar International Moat ETF	974,695
Morningstar Wide Moat ETF	1,913,496
Social Sentiment ETF	2,985,978

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended September 30, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Durable High Dividend ETF	192	$156,159	2.41%
Inflation Allocation ETF	39	774,593	1.84
Long/Flat Trend ETF	19	3,268,067	2.54
Morningstar Global Wide Moat ETF	9	71,167	1.82
Morningstar International Moat ETF	345	382,289	2.14
Morningstar Wide Moat ETF	172	4,950,141	2.35
Social Sentiment ETF	69	169,296	1.78

Outstanding loan balances as of September 30, 2022, if any, are reflected in the Statements of Assets and Liabilities.

57

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the eight funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, (the consolidated statement of assets and liabilities, including the consolidated schedule of investments, for VanEck Inflation Allocation ETF) of each of the funds listed in the table below, (eight of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Durable High Dividend ETF (Formerly known as VanEck Morningstar Durable Dividend ETF) (1)

VanEck Inflation Allocation ETF (2)

VanEck Long/Flat Trend ETF (1)

VanEck Morningstar ESG Moat ETF (3)

VanEck Morningstar Global Wide Moat ETF (1)

VanEck Morningstar International Moat ETF (1)

VanEck Morningstar Wide Moat ETF (1)

VanEck Social Sentiment ETF (1)

(1) Statement of operations, statement of changes in net assets and financial highlights for the year ended September 30, 2022

(2) Consolidated statement of operations, consolidated statement of changes in net assets and consolidated financial highlights for the year ended September 30, 2022

(3) Statement of operations, statement of changes in net assets and financial highlights for the period October 6, 2021 (commencement of operations) through September 30, 2022

The financial statements of the Funds as of and for the year or period ended September 30, 2021 and the financial highlights for each of the periods ended on or prior to September 30, 2021 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated November 19, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and transfer agent; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 21, 2022

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

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VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below relates to distributions paid during each Fund’s current fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2022 income tax purposes will be sent to them in early 2023. Please consult your tax advisor for proper treatment of this information.

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2022:

Fund	Ordinary Income Amount Paid Per Share	Qualified Dividend Income for Individuals*	Dividends Qualifying for the Dividend Received Deduction for Corporations*	Foreign Source Income*	Foreign Taxes Paid Per Share**
Durable High Dividend ETF	$0.9618	100.00%	100.00%	—%	$—
Inflation Allocation ETF	2.1633	4.67	2.85	0.43	0.0010
Long/Flat Trend ETF	0.1628	100.00	95.00	—	—
Morningstar ESG Moat ETF	0.0507	100.00	100.00	—	—
Morningstar Global Wide Moat ETF	1.7423	36.69	18.63	—	—
Morningstar International Moat ETF	1.5000	60.55	0.13	95.74	0.0435
Morningstar Wide Moat ETF	0.8227	100.00	100.00	—	—

Fund	Qualified Business Income***	Qualified Short-Term Capital Gains Per Share****	Long-Term Capital Gain Per Share
Inflation Allocation ETF	1.01%	$—	$—
Morningstar Global Wide Moat ETF	—	1.1923	0.4668

*Expressed as a percentage of the cash distribution grossed up for foreign taxes.

**The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

*** Qualified Business Income (QBI) under Section 199A represents the percentage of ordinary income distributions that is eligible for the Section 199A deduction. Section 199A allows a deduction of up to 20% on QBI for non-corporate taxpayers. Tax regulations enable a regulated investment company to flow-through QBI received from pass through entities such as real estate investment trusts, to its shareholders.

****These amounts represent Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

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VANECK ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

September 30, 2022 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David H. Chow, 1957*†	Trustee	Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	68	Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Trustee, MainStay Fund Complex4, January 2016 to present and currently Chairman of the Risk and Compliance Committee. Formerly, Member of the Governing Council of the Independent Directors Council, October 2012 to September 2020.
Laurie A. Hesslein, 1959*†	Trustee	Since 2019	Citigroup, Managing Director and Business Head, Local Consumer Lending North America, and CEO and President, CitiFinancial Servicing LLC (2013 - 2017).	68	Formerly, Trustee, First Eagle Senior Loan Fund, March 2017 to December 2021; and Trustee, Eagle Growth and Income Opportunities Fund, March 2017 to December 2020.
R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle).	80	Chairman and Independent Director, EULAV Asset Management; Lead Independent Director, Total Fund Solution; Independent Director, Contingency Capital, LLC; Trustee, Kenyon Review; Trustee, Children’s Village. Formerly, Independent Director, Tremont offshore funds.
Peter J. Sidebottom, 1962*†	Chairman Trustee	Since 2022 Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	68	Formerly, Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.
Richard D. Stamberger, 1959*†	Trustee	Since 2006	Senior Vice President, B2B, Future Plc (a global media company), July 2020 to August 2022; President, CEO and co-founder, SmartBrief, Inc., 1999 to 2020.	80	Director, Food and Friends, Inc., 2013 to present.
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VANECK ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

(unaudited) (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Interested Trustee
Jan F. van Eck, 1963[5]	Trustee, Chief Executive Officer and President	Trustee (Since 2006); Chief Executive Officer and President (Since 2009)	Director, President and Chief Executive Officer of Van Eck Associates Corporation (VEAC), Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC); Officer and/or Director of other companies affiliated with VEAC and/or the Trust.	80	Director, National Committee on US-China Relations.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
[5]	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940, as amended. Mr. van Eck is an officer of VEAC, VEARA and VESC.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] And Length of Time Served	Principal Occupation(s) During Past Five Years
Officer Information
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA.
Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of VEAC; Officer of other investment companies advised by VEAC and VEARA.
Charles T. Cameron, 1960	Vice President	Since 2006	Portfolio Manager of VEAC; Officer and/or Portfolio Manager of other investment companies advised by VEAC and VEARA. Formerly, Director of Trading of VEAC.
John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of VEAC and VEARA; Officer of other investment companies advised by VEAC and VEARA. Formerly, Vice President of VESC.
Susan Curry, 1966	Assistant Vice President	Since 2022	Assistant Vice President of VEAC, VEARA and VESC; Formerly, Managing Director, Legg Mason, Inc.
Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of VEAC.
F. Michael Gozzillo, 1965	Chief Compliance Officer	Since 2018	Vice President and Chief Compliance Officer of VEAC and VEARA; Chief Compliance Officer of VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Chief Compliance Officer of City National Rochdale, LLC and City National Rochdale Funds.
Laura Hamilton, 1977	Vice President	Since 2019	Assistant Vice President of VEAC and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Operations Manager of Royce & Associates.
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Nicholas Jackson, 1974	Assistant Vice President	Since 2018	Director, Business Development of VanEck Australia Pty Ltd. Formerly, Vice President, Business Development of VanEck Australia Pty Ltd.
Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016); Assistant Secretary (Since 2008)	Vice President, Associate General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Assistant Vice President of VEAC, VEARA and VESC.
Matthew McKinnon, 1970	Assistant Vice President	Since 2018	Head of Asia - Business Development of VanEck Australia Pty Ltd. Formerly, Director, Intermediaries and Institutions of VanEck Australia Pty Ltd.
Lisa A. Moss, 1965	Assistant Vice President and Assistant Secretary	Since 2022	Assistant Vice President of VEAC, VEARA and VESC; Fomerly Senior Counsel, Perkins Coie LLP; Assistant General Counsel, Fred Alger Management, Inc.
Arian Neiron, 1979	Vice President	Since 2018	CEO (since 2021) & Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd.; Officer and/or Director of other companies affiliated with VEAC and/or the Trust.
James Parker, 1969	Assistant Treasurer	Since 2014	Assistant Vice President of VEAC and VEARA; Manager, Portfolio Administration of VEAC and VEARA. Officer of other investment companies advised by VEAC and VEARA.
Adam Phillips, 1970	Vice President	Since 2018	ETF Chief Operating Officer of VEAC; Director of other companies affiliated with VEAC.
Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG.
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016); Secretary and Chief Legal Officer (since 2014)	Senior Vice President, General Counsel and Secretary of VEAC, VEARA and VESC; Officer and/or Director of other companies affiliated with VEAC and/or the Trust. Formerly, Vice President of VEAC, VEARA and VESC.
Andrew Tilzer, 1972	Assistant Vice President	Since 2021	Vice President of VEAC and VEARA; Vice President of Portfolio Administration of VEAC. Formerly, Assistant Vice President, Portfolio Operations of VEAC.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
63

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Biotech ETF, Digital Assets Mining ETF, Digital Transformation ETF, Environmental Services ETF, Gaming ETF, Long/Flat Trend ETF, Durable High Dividend ETF (formerly “Morningstar Durable Dividend ETF”), Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF, Pharmaceutical ETF, Retail ETF, Semiconductor ETF, Social Sentiment ETF and Video Gaming and eSports ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. They also considered the fact that each of the VanEck Digital Assets Mining ETF and Morningstar ESG Moat ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, (i) (with respect to the VanEck Environmental Services ETF, Gaming ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar Wide Moat ETF, Morningstar International Moat ETF and Video Gaming and eSports ETF) (the “Non-Unitary Funds”) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time and (ii) (with respect to all the other Funds) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e.,

64

measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, the VanEck Gaming ETF and Video Gaming and eSports ETF each had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, the VanEck Social Sentiment ETF had management fees above the average and equal to the median of its peer group of funds, and each of the VanEck Morningstar ESG Moat ETF and Morningstar Wide Moat ETF had management fees (after the effect of any applicable fee waiver) above the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, the VanEck Environmental Services ETF had a total expense ratio (after the effect of any applicable expense limitation) equal to the average and above the median of its peer group of funds, the VanEck Long/Flat Trend ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds, each of the VanEck Morningstar Global Wide Moat ETF (after the effect of any applicable expense limitation) and Social Sentiment ETF had a total expense ratio above the average and equal to the median of its respective peer group of funds, and each of the VanEck Gaming ETF, Morningstar ESG Moat ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

65

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2022 (unaudited) (continued)

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Inflation Allocation ETF

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Inflation Allocation ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the absence of profitability and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed upon limit for a period of time.

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark and the Adviser’s statement that the Fund’s performance against its benchmark. The Trustees noted that the Fund had underperformed its benchmark for the one- and three-year periods ended December 31, 2021 and the period since its inception on April 10, 2018 through December 31, 2021, but also that the Fund’s performance materially outpaced the level of inflation during these periods. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

66

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees (after the effect of any applicable fee waiver) below the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds. The Trustees reviewed the amount by which the Fund’s total expense ratio exceeded the average and median of its peer group and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund may effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on the Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

VanEck CLO ETF, VanEck Green Infrastructure ETF, VanEck Muni ETF and VanEck Morningstar SMID Moat ETF

At a meeting held on June 7, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck CLO ETF, VanEck Green Infrastructure ETF, VanEck Muni ETF and VanEck Morningstar SMID Moat ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to VanEck CLO ETF. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors

67

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2022 (unaudited) (continued)

that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including expense information for other funds. The Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements, as well as the rationale for retaining a sub-adviser to manage the VanEck CLO ETF’s investments in collateralized loan obligation (“CLO”) securities. The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) would provide under each Agreement, including (i) the Adviser’s agreement to pay all of the direct expenses of each of the VanEck CLO ETF, VanEck Green Infrastructure ETF and VanEck Muni ETF (excluding the fee payment under the respective Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), and (ii) the Adviser’s commitment to waive certain fees and/or pay expenses of the VanEck Morningstar SMID Moat ETF to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed-upon limit for a period of time. With respect to the VanEck CLO ETF, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in CLO securities and the Sub-Adviser’s experience serving as a sub-adviser for other registered investment companies. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, and the advisory fees to be retained by the Adviser under the Sub-Advisory Agreement.

The Trustees considered the benefits, other than the fees under the Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) or the profitability of the Funds to the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), although they concluded that the nature, quality and extent of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust, as well as the information provided by the Sub-Adviser (with respect to the VanEck CLO ETF) about its personnel and operations.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Agreements.

In voting to approve the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Agreements are in the best interest of the Funds and the Funds’ shareholders.

68

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser: Distributor:	VanEck Associates Corporation VanEck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	STRATAR

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is September 30.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2022 and September 30, 2021, were $334,890 and $0 respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended September 30, 2022 and September 30, 2021 were $171,100 and $0 respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Ms. Hesslein and Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Mr. Short served as Chairman of the Audit Commitee until December 1, 2022. Since such date, Ms. Hesslein is the Chairwoman of the Audit Committee.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(3)

Ernst & Young LLP (EY) served as the independent registered public accounting firm for the Funds of the VanEck ETF Trust (comprising of Biotech ETF, Digital Transformation ETF, Environmental Services ETF, Gaming ETF, Pharmaceutical ETF, Retail ETF, Semiconductor ETF, Video Gaming and eSports ETF, Durable High Dividend ETF (formerly known as Morningstar Durable Dividend ETF), Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF, Social Sentiment ETF and Energy Income ETF) for the fiscal years ended September 30, 2020 and September 30, 2021. EY’s reports on the financial statements for the fiscal years ended September 30, 2020 and September 30, 2021 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. Through June 7, 2022, the date of dismissal, and during such fiscal year-ends, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which agreements, if not resolved to the satisfaction of EY, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On June 7, 2022, the Audit Committee and the Trust’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Funds’ fiscal year ending September 30, 2022, thereby replacing EY effective upon completion of their September 30, 2021 audits and issuance of their reports thereon. Through June 7, 2022 and during the Funds’ fiscal years ended September 30, 2020 and September 30, 2021, neither the Trust nor the Funds’, nor anyone in their behalf, consulted with PwC on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The Funds have requested that Ernst & Young furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an Exhibit to this Form N-CSR

(a)(4)	The Ernst & Young Letter: SEC Filing Response - Change in auditors - VanEck ETF Trust is attached as EX-99.EY-SEC FILING RESPONSE - CHANGE IN AUDITORS

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By	(Signature and Title)	/s/ John J. Crimmins, Treasurer and CFO

Date	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jan F. van Eck, CEO

Date	December 8, 2022

By	(Signature and Title)	/s/ John J. Crimmins, Treasurer and CFO

Date	December 8, 2022